Schedule of Investments (unaudited) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	1,153	$22,437
Aerojet Rocketdyne Holdings, Inc.(a)	3,015	97,746
AeroVironment, Inc.(a)	868	66,280
Astronics Corp.(a)	802	5,133
Axon Enterprise, Inc.(a)(b)	2,357	233,107
Boeing Co.(a)	20,705	2,989,595
BWX Technologies, Inc.	3,650	200,787
Cubic Corp.	1,334	78,853
Curtiss-Wright Corp.	1,708	144,087
Ducommun, Inc.(a)	463	15,233
General Dynamics Corp.	9,803	1,287,428
HEICO Corp.	1,729	181,631
HEICO Corp., Class A	3,002	280,687
Hexcel Corp.(a)	3,454	115,640
Howmet Aerospace, Inc.(a)	15,730	271,343
Huntington Ingalls Industries, Inc.	1,523	224,612
Kaman Corp.	920	36,487
Kratos Defense & Security Solutions, Inc.(a)	4,572	86,365
L3Harris Technologies, Inc.	8,350	1,345,269
Lockheed Martin Corp.	9,603	3,362,298
Maxar Technologies, Inc.(b)	2,487	64,090
Mercury Systems, Inc.(a)(b)	2,137	147,197
Moog, Inc., Class A	1,168	72,872
National Presto Industries, Inc.	228	18,945
Northrop Grumman Corp.	6,066	1,758,048
PAE Inc.(a)	2,523	19,982
Park Aerospace Corp.	658	6,968
Parsons Corp.(a)(b)	762	24,018
Raytheon Technologies Corp.	55,282	3,002,918
Spirit AeroSystems Holdings, Inc., Class A	4,322	78,617
Teledyne Technologies, Inc.(a)	1,387	428,791
Textron, Inc.	8,945	320,231
TransDigm Group, Inc.	2,018	963,413
Triumph Group, Inc.(a)	1,724	11,378
Vectrus, Inc.(a)(b)	359	14,188
Virgin Galactic Holdings Inc.(a)(b)	2,449	42,662

		18,019,336

Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.(a)	2,478	69,483
Atlas Air Worldwide Holdings, Inc.(a)	1,045	61,822
C.H. Robinson Worldwide, Inc.	5,143	454,796
Echo Global Logistics, Inc.(a)	852	22,978
Expeditors International of Washington, Inc.	6,398	565,391
FedEx Corp.	9,352	2,426,564
Forward Air Corp.	1,054	66,370
Hub Group, Inc., Class A(a)	1,423	71,335
Radiant Logistics, Inc.(a)	1,065	5,474
United Parcel Service, Inc., Class B	27,370	4,300,101
XPO Logistics, Inc.(a)	3,506	315,540

		8,359,854

Airlines(a) — 0.2%
Alaska Air Group, Inc.	4,726	179,068
Allegiant Travel Co.	451	60,777
American Airlines Group, Inc.	19,884	224,292
Copa Holdings SA, Class A	1,182	58,249
Delta Air Lines, Inc.	24,721	757,451
Hawaiian Holdings, Inc.	1,545	21,398
JetBlue Airways Corp.(b)	10,526	125,996
Mesa Air Group, Inc.	1,258	3,975

Security	Shares	Value

Airlines (continued)
SkyWest, Inc.	1,783	$51,760
Southwest Airlines Co.	22,684	896,699
Spirit Airlines, Inc.(b)	3,449	60,599
United Airlines Holdings, Inc.	11,475	388,544

		2,828,808

Auto Components — 0.2%
Adient PLC(a)	3,025	64,191
American Axle & Manufacturing Holdings, Inc.(a)	3,615	24,293
Aptiv PLC(a)	10,405	1,003,978
BorgWarner, Inc.	9,375	327,937
Cooper Tire & Rubber Co.	1,783	61,317
Cooper-Standard Holdings, Inc.(a)	597	9,367
Dana, Inc.(a)	6,092	85,227
Dorman Products, Inc.(a)	1,032	92,127
Fox Factory Holding Corp.(a)	1,655	139,152
Gentex Corp.	9,797	271,083
Gentherm, Inc.(a)	1,168	54,067
Goodyear Tire & Rubber Co.(a)	7,992	66,174
LCI Industries	998	109,441
Lear Corp.(a)	2,287	276,292
Modine Manufacturing Co.(a)	1,640	10,496
Motorcar Parts of America, Inc.(a)	702	10,340
Standard Motor Products, Inc.	1,011	46,304
Stoneridge, Inc.(a)	828	18,903
Tenneco, Inc., Class A(a)	1,503	12,956
Visteon Corp.(a)	1,019	91,353
Workhorse Group Inc.(a)(b)	3,665	56,368
XPEL Inc.(a)	752	18,635

		2,850,001

Automobiles — 1.1%
Ford Motor Co.(a)	151,472	1,170,878
General Motors Co.(a)	48,267	1,666,659
Harley-Davidson, Inc.	6,145	202,048
Tesla, Inc.(a)	28,702	11,137,524
Thor Industries, Inc.(b)	2,234	188,952
Winnebago Industries, Inc.	1,188	55,777

		14,421,838

Banks — 3.6%
1st Source Corp.	411	13,764
ACNB Corp.	387	8,077
Allegiance Bancshares, Inc.	408	11,546
Altabancorp	363	7,903
Amalgamated Bank, Class A	666	7,393
Amerant Bancorp, Inc.(a)	643	6,475
American National Bankshares, Inc.	234	5,335
Ameris Bancorp	2,122	62,175
Ames National Corp.	233	4,497
Arrow Financial Corp.	482	13,192
Associated Banc-Corp.	5,634	77,129
Atlantic Capital Bancshares, Inc.(a)	685	9,508
Atlantic Union Bankshares Corp.	3,213	81,257
Banc of California, Inc.	1,360	16,320
BancFirst Corp.	744	33,071
Bancorp, Inc.(a)	1,904	18,278
BancorpSouth Bank	4,569	106,960
Bank First Corp.(b)	309	19,779
Bank of America Corp.	300,463	7,120,973
Bank of Commerce Holdings	737	5,903
Bank of Hawaii Corp.	1,589	96,357
Bank of Marin Bancorp	316	9,524
Bank of NT Butterfield & Son Ltd.	2,038	53,925

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Princeton	383	$7,534
Bank OZK	5,100	126,378
BankFinancial Corp.	603	4,432
BankUnited, Inc.	3,569	90,117
Bankwell Financial Group, Inc.	364	6,006
Banner Corp.	981	36,169
Bar Harbor Bankshares	399	8,148
Baycom Corp.(a)	382	4,240
Berkshire Hills Bancorp, Inc.	2,000	26,060
BOK Financial Corp.	1,176	69,078
Boston Private Financial Holdings, Inc.	3,138	19,393
Bridge Bancorp, Inc.	369	7,210
Brookline Bancorp, Inc.	2,260	21,651
Bryn Mawr Bank Corp.	476	12,785
Business First Bancshares, Inc.	1,155	19,185
Byline Bancorp, Inc.	413	5,427
C&F Financial Corp.	148	4,610
Cadence BanCorp	4,445	49,873
Cambridge Bancorp	245	15,212
Camden National Corp.	528	16,880
Capital City Bank Group, Inc.	363	7,736
Carter Bank & Trust	1,048	7,284
Cathay General Bancorp	3,357	78,990
CBTX, Inc.	506	9,563
Central Pacific Financial Corp.	427	5,880
Central Valley Community Bancorp	191	2,464
Century Bancorp, Inc., Class A	231	16,533
Chemung Financial Corp.	179	6,100
ChoiceOne Financial Services Inc.	423	12,165
CIT Group, Inc.	3,915	115,297
Citigroup, Inc.	80,772	3,345,576
Citizens & Northern Corp.	381	6,454
Citizens Financial Group, Inc.	16,608	452,568
City Holding Co.	442	26,710
Civista Bancshares, Inc.	808	11,522
CNB Financial Corp.	283	5,134
Codorus Valley Bancorp, Inc.	340	4,576
Columbia Banking System, Inc.	2,735	77,701
Comerica, Inc.	5,394	245,481
Commerce Bancshares, Inc.	4,072	253,482
Community Bank System, Inc.	1,925	111,631
Community Trust Bancorp, Inc.	487	15,496
ConnectOne Bancorp, Inc.	960	14,813
CrossFirst Bankshares, Inc.(a)(b)	2,745	22,921
Cullen/Frost Bankers, Inc.	2,139	150,308
Customers Bancorp, Inc.(a)	1,068	14,760
CVB Financial Corp.	5,185	90,737
Dime Community Bancshares, Inc.	995	12,587
Eagle Bancorp, Inc.	1,044	31,236
East West Bancorp, Inc.	5,416	197,576
Enterprise Bancorp, Inc.	214	4,839
Enterprise Financial Services Corp.	1,294	37,668
Equity Bancshares, Inc., Class A(a)	361	6,635
Esquire Financial Holdings, Inc.(a)	695	10,835
Farmers & Merchants Bancorp, Inc./Archbold	870	17,452
Farmers National Banc Corp.	551	6,419
FB Financial Corp.	1,697	50,062
Fidelity D&D Bancorp, Inc.	168	8,007
Fifth Third Bancorp	27,712	643,473
Financial Institutions, Inc.	439	7,783
First Bancorp, Inc.	314	7,263
First BanCorp, Puerto Rico	7,080	45,949
First Bancorp/Southern Pines NC	897	21,609

Security	Shares	Value

Banks (continued)
First Bancshares, Inc.	1,176	$28,036
First Bank/Hamilton	1,767	13,235
First Busey Corp.	1,852	33,317
First Business Financial Services, Inc.	443	7,597
First Capital, Inc.	165	9,951
First Choice Bancorp	314	4,421
First Citizens BancShares, Inc., Class A	269	124,466
First Commonwealth Financial Corp.	3,047	26,265
First Community Bancshares, Inc.	576	10,932
First Financial Bancorp	3,534	50,536
First Financial Bankshares, Inc.	5,165	153,969
First Financial Corp.	515	17,881
First Foundation, Inc.	1,126	16,744
First Hawaiian, Inc.	5,055	87,249
First Horizon National Corp.	22,768	237,015
First Internet Bancorp	258	5,552
First Interstate Bancsystem, Inc., Class A	1,728	60,998
First Merchants Corp.	2,071	54,074
First Mid Bancshares, Inc.	285	7,912
First Midwest Bancorp, Inc.	3,526	44,251
First Northwest Bancorp	1,308	15,369
First of Long Island Corp.	640	9,875
First Republic Bank	6,606	833,281
Flushing Financial Corp.	756	9,669
FNB Corp.	12,170	92,005
Fulton Financial Corp.	6,228	68,446
FVCBankcorp, Inc.(a)	685	8,453
German American Bancorp, Inc.	1,941	58,560
Glacier Bancorp, Inc.	3,811	136,434
Great Southern Bancorp, Inc.	266	10,893
Great Western Bancorp, Inc.	1,846	23,980
Guaranty Bancshares, Inc.	270	7,803
Hancock Whitney Corp.	3,184	72,818
Hanmi Financial Corp.	907	8,154
HarborOne Bancorp, Inc.(a)	5,845	54,943
Heartland Financial USA, Inc.	1,223	40,286
Heritage Commerce Corp.	1,357	9,838
Heritage Financial Corp.	1,053	22,071
Hilltop Holdings, Inc.	2,641	60,241
Home BancShares, Inc.	5,919	98,255
HomeTrust Bancshares, Inc.	642	10,253
Hope Bancorp, Inc.	3,638	29,359
Horizon Bancorp	897	11,123
Howard Bancorp, Inc.(a)	467	4,731
Huntington Bancshares, Inc.	41,049	428,552
Independent Bank Corp.	2,109	82,525
Independent Bank Group, Inc.	1,357	69,994
International Bancshares Corp.	2,159	59,761
Investar Holding Corp.	897	12,504
Investors Bancorp, Inc.	8,514	72,028
JPMorgan Chase & Co.	117,749	11,544,112
KeyCorp	37,766	490,203
Lakeland Bancorp, Inc.	1,021	11,364
Lakeland Financial Corp.	1,121	57,317
LCNB Corp.	345	4,747
Live Oak Bancshares, Inc.	1,286	47,942
M&T Bank Corp.	5,112	529,501
Macatawa Bank Corp.	816	5,867
MainStreet Bancshares, Inc.(a)	536	7,992
Mercantile Bank Corp.	497	10,864
Metrocity Bankshares, Inc.	765	10,687
Metropolitan Bank Holding Corp.(a)	180	5,391
Midland States Bancorp, Inc.	963	14,349

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
MidWestOne Financial Group, Inc.	266	$5,360
National Bank Holdings Corp., Class A	890	26,834
National Bankshares, Inc.	185	5,028
NBT Bancorp, Inc.	1,281	35,074
Nicolet Bankshares, Inc.(a)	324	19,991
Northrim BanCorp, Inc.	226	6,455
Norwood Financial Corp.	331	7,573
Oak Valley Bancorp	65	902
OceanFirst Financial Corp.	1,828	27,365
OFG Bancorp	1,912	27,514
Ohio Valley Banc Corp.	173	3,704
Old National Bancorp	5,681	79,420
Old Second Bancorp, Inc.	606	5,181
Origin Bancorp, Inc.	454	10,156
Orrstown Financial Services, Inc.	348	4,865
Pacific Premier Bancorp, Inc.	4,607	117,478
PacWest Bancorp	4,991	96,027
Park National Corp.	615	56,365
Peapack Gladstone Financial Corp.	523	8,828
Penns Woods Bancorp, Inc.	243	5,020
Peoples Bancorp, Inc.	664	15,006
Peoples Financial Services Corp.	546	19,574
People’s United Financial, Inc.	17,555	187,312
Pinnacle Financial Partners, Inc.	3,063	140,255
PNC Financial Services Group, Inc.	16,541	1,850,607
Popular, Inc.	3,484	147,025
Preferred Bank	405	13,701
Premier Financial Bancorp, Inc.	500	6,250
Prosperity Bancshares, Inc.	3,532	194,649
QCR Holdings, Inc.	413	12,815
RBB Bancorp	350	4,470
Red River Bancshares, Inc.(b)	282	12,806
Regions Financial Corp.	37,721	501,689
Reliant Bancorp Inc.	1,151	19,394
Renasant Corp.	1,899	54,140
Republic Bancorp, Inc., Class A	204	6,799
Republic First Bancorp, Inc.(a)	1,213	2,705
S&T Bancorp, Inc.	1,347	26,657
Sandy Spring Bancorp, Inc.	2,975	75,416
Seacoast Banking Corp. of Florida(a)	1,610	34,583
Select Bancorp, Inc.(a)	1,948	14,513
ServisFirst Bancshares, Inc.	2,269	83,726
Sierra Bancorp	304	6,031
Signature Bank	2,101	169,635
Silvergate Capital Corp., Class A(a)	833	18,626
Simmons First National Corp., Class A	3,421	58,123
SmartFinancial, Inc.	348	5,199
South State Corp.	2,712	166,517
Southern First Bancshares, Inc.(a)	161	4,321
Southern National Bancorp of Virginia, Inc.	518	5,004
Southside Bancshares, Inc.	1,208	32,568
Spirit of Texas Bancshares, Inc.	929	11,808
Sterling Bancorp	7,510	100,484
Stock Yards Bancorp, Inc.	675	25,799
Summit Financial Group, Inc.	488	8,789
SVB Financial Group(a)	1,995	579,946
Synovus Financial Corp.	5,771	150,046
TCF Financial Corp.	5,888	160,212
Texas Capital Bancshares, Inc.(a)	1,902	85,590
Tompkins Financial Corp.	571	31,970
TowneBank	2,464	44,796
Trico Bancshares	1,297	37,522

Security	Shares	Value

Banks (continued)
TriState Capital Holdings, Inc.(a)	771	$9,707
Triumph Bancorp, Inc.(a)	785	33,072
Truist Financial Corp.	52,059	2,192,725
Trustmark Corp.	2,824	66,053
U.S. Bancorp	52,808	2,056,872
UMB Financial Corp.	1,754	106,766
Umpqua Holdings Corp.	8,017	100,694
United Bankshares, Inc.	4,794	125,747
United Community Banks, Inc.	2,390	50,047
Unity Bancorp, Inc.	498	6,982
Univest Financial Corp.	855	13,560
Valley National Bancorp	14,971	114,378
Veritex Holdings, Inc.	1,506	29,713
Washington Trust Bancorp, Inc.	832	28,097
Webster Financial Corp.	3,366	108,419
Wells Fargo & Co.	145,802	3,127,453
WesBanco, Inc.	2,638	64,077
West BanCorp., Inc.	346	5,740
Westamerica BanCorp	987	51,689
Western Alliance Bancorp	3,980	163,976
Wintrust Financial Corp.	2,100	103,383
Zions Bancorp NA	6,305	203,462

		45,156,775

Beverages — 1.4%
Boston Beer Co., Inc., Class A(a)	340	353,321
Brown-Forman Corp., Class A	1,920	120,480
Brown-Forman Corp., Class B	6,895	480,650
Celsius Holdings, Inc.(a)(b)	1,729	34,770
Coca-Cola Co.	150,110	7,214,287
Coca-Cola Consolidated, Inc.(b)	211	48,308
Constellation Brands, Inc., Class A	6,189	1,022,608
Keurig Dr Pepper, Inc.	15,035	404,442
MGP Ingredients, Inc.(b)	444	18,657
Molson Coors Beverage Co., Class B(a)	6,741	237,688
Monster Beverage Corp.(a)	14,315	1,096,100
National Beverage Corp.(a)(b)	405	31,707
NewAge Inc.(a)	4,799	11,230
PepsiCo, Inc.	53,896	7,183,798
Primo Water Corp.	6,214	77,861

		18,335,907

Biotechnology — 2.7%
89bio Inc.(a)	289	6,693
AbbVie, Inc.	68,471	5,826,882
Abeona Therapeutics, Inc.(a)	11,658	12,474
ACADIA Pharmaceuticals, Inc.(a)	4,590	213,206
Acceleron Pharma, Inc.(a)	1,966	205,604
ADMA Biologics, Inc.(a)(b)	2,777	5,526
Aduro Biotech, Inc.(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	40,607
Aeglea BioTherapeutics, Inc.(a)	2,074	15,928
Affimed NV(a)	4,124	13,032
Agenus, Inc.(a)	8,555	31,568
Agios Pharmaceuticals, Inc.(a)	2,338	93,684
Akebia Therapeutics, Inc.(a)	4,847	10,760
Akero Therapeutics, Inc.(a)(b)	963	25,568
Albireo Pharma, Inc.(a)	609	19,220
Alector, Inc.(a)(b)	1,848	17,390
Alexion Pharmaceuticals, Inc.(a)	8,248	949,675
Alkermes PLC(a)	5,821	94,591
Allakos, Inc.(a)	940	89,422
Allogene Therapeutics, Inc.(a)(b)	1,876	63,634
Alnylam Pharmaceuticals, Inc.(a)	4,489	552,012

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Amgen, Inc.	22,898	$4,967,492
Amicus Therapeutics, Inc.(a)	9,878	176,125
AnaptysBio, Inc.(a)	865	25,483
Anavex Life Sciences Corp.(a)(b)	2,552	15,057
Anika Therapeutics, Inc.(a)	494	16,114
Apellis Pharmaceuticals, Inc.(a)	2,528	80,643
Applied Therapeutics, Inc.(a)(b)	339	5,516
Aprea Therapeutics, Inc.(a)	341	7,437
Arcturus Therapeutics Holdings, Inc.(a)	495	26,770
Arcus Biosciences, Inc.(a)	2,050	44,690
Arcutis Biotherapeutics, Inc.(a)	480	8,554
Ardelyx, Inc.(a)	2,213	11,308
Arena Pharmaceuticals, Inc.(a)	2,196	188,241
Arrowhead Pharmaceuticals, Inc.(a)	3,955	226,622
Assembly Biosciences, Inc.(a)	1,357	20,002
Atara Biotherapeutics, Inc.(a)	2,603	33,605
Athenex, Inc.(a)	2,643	30,130
Athersys, Inc.(a)	6,963	12,185
Atreca, Inc., Class A(a)	1,687	22,538
Avid Bioservices, Inc.(a)	2,581	18,712
Avrobio, Inc.(a)	1,777	25,376
Beam Therapeutics, Inc.(a)	1,487	50,811
Beyondspring, Inc.(a)	425	6,265
BioCryst Pharmaceuticals, Inc.(a)	7,146	27,298
Biogen, Inc.(a)	6,128	1,544,685
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,986	153,836
BioMarin Pharmaceutical, Inc.(a)	6,918	514,907
Biospecifics Technologies Corp.(a)	302	26,606
Bioxcel Therapeutics, Inc.(a)	439	20,058
Black Diamond Therapeutics, Inc.(a)	546	17,204
Bluebird Bio, Inc.(a)	2,767	143,082
Blueprint Medicines Corp.(a)	2,112	216,015
Bridgebio Pharma, Inc.(a)	3,097	118,863
Calithera Biosciences, Inc.(a)	5,258	18,613
CareDx, Inc.(a)(b)	2,042	100,160
CASI Pharmaceuticals, Inc.(a)	1,541	3,621
Castle Biosciences, Inc.(a)	400	18,572
Catalyst Pharmaceuticals, Inc.(a)(b)	2,952	8,767
Cellular Biomedicine Group, Inc.(a)	498	8,969
CEL-SCI Corp.(a)(b)	1,266	15,230
ChemoCentryx, Inc.(a)	1,939	93,072
Chimerix, Inc.(a)	5,800	15,486
Chinook Therapeutics, Inc.(a)(b)	400	4,940
Clovis Oncology, Inc.(a)(b)	3,846	18,961
Coherus Biosciences, Inc.(a)	2,172	36,207
Concert Pharmaceuticals, Inc.(a)	1,838	18,968
Constellation Pharmaceuticals, Inc.(a)(b)	777	15,245
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,028	2,845
Cortexyme, Inc.(a)(b)	681	32,599
Crinetics Pharmaceuticals, Inc.(a)	1,292	15,607
Cue Biopharma, Inc.(a)	690	7,687
Cyclerion Therapeutics, Inc.(a)	437	1,023
Cytokinetics, Inc.(a)	2,748	42,237
CytomX Therapeutics, Inc.(a)	1,362	9,016
Deciphera Pharmaceuticals, Inc.(a)	1,434	83,272
Denali Therapeutics, Inc.(a)	2,477	105,966
Dicerna Pharmaceuticals, Inc.(a)	3,066	64,355
Dyadic International Inc.(a)	1,211	8,647
Dynavax Technologies Corp.(a)	3,907	14,573
Eagle Pharmaceuticals, Inc.(a)(b)	611	28,424
Editas Medicine, Inc.(a)(b)	2,354	72,833
Eidos Therapeutics, Inc.(a)	423	29,999
Eiger Biopharmaceuticals, Inc.(a)	1,014	9,004

Security	Shares	Value

Biotechnology (continued)
Emergent Biosolutions, Inc.(a)	1,710	$153,849
Enanta Pharmaceuticals, Inc.(a)	870	37,958
Epizyme, Inc.(a)	3,608	44,595
Esperion Therapeutics, Inc.(a)(b)	1,000	29,970
Evelo Biosciences, Inc.(a)	1,111	4,411
Exact Sciences Corp.(a)	5,846	723,910
Exelixis, Inc.(a)	11,949	244,716
Fate Therapeutics, Inc.(a)(b)	2,857	126,851
FibroGen, Inc.(a)(b)	3,356	128,803
Five Prime Therapeutics, Inc.(a)	1,283	5,850
Flexion Therapeutics, Inc.(a)(b)	2,257	27,061
Frequency Therapeutics, Inc.(a)	1,215	26,584
G1 Therapeutics, Inc.(a)(b)	1,196	13,144
Galectin Therapeutics, Inc.(a)(b)	3,667	9,314
Geron Corp.(a)	13,028	22,669
Gilead Sciences, Inc.	48,923	2,844,872
Global Blood Therapeutics, Inc.(a)(b)	2,477	130,984
GlycoMimetics, Inc.(a)	1,052	2,946
Gossamer Bio, Inc.(a)	2,626	21,796
Gritstone Oncology, Inc.(a)	1,243	3,393
Halozyme Therapeutics, Inc.(a)	5,484	153,552
Harpoon Therapeutics, Inc.(a)	690	9,984
Heron Therapeutics, Inc.(a)(b)	3,694	60,249
Homology Medicines, Inc.(a)	2,223	23,497
Ideaya Biosciences Inc.(a)	828	10,077
IGM Biosciences Inc.(a)	263	13,884
ImmunoGen, Inc.(a)	7,516	42,390
Immunovant, Inc.(a)	1,328	57,927
Incyte Corp.(a)	7,140	618,610
Inovio Pharmaceuticals, Inc.(a)(b)	5,462	53,801
Insmed, Inc.(a)	3,970	130,772
Intellia Therapeutics, Inc.(a)(b)	1,897	45,414
Intercept Pharmaceuticals, Inc.(a)	997	27,707
Invitae Corp.(a)(b)	4,513	176,955
Ionis Pharmaceuticals, Inc.(a)	5,203	244,281
Iovance Biotherapeutics, Inc.(a)(b)	5,216	186,107
Ironwood Pharmaceuticals, Inc.(a)	7,031	69,466
Kadmon Holdings, Inc.(a)	5,651	19,213
KalVista Pharmaceuticals, Inc.(a)	672	11,565
Karuna Therapeutics, Inc.(a)	589	47,821
Karyopharm Therapeutics, Inc.(a)	2,939	43,556
Kezar Life Sciences, Inc.(a)	2,971	15,212
Kindred Biosciences, Inc.(a)	4,184	14,602
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	14,642
Kodiak Sciences, Inc.(a)(b)	1,060	96,259
Krystal Biotech, Inc.(a)	612	26,310
Kura Oncology, Inc.(a)	2,314	72,313
La Jolla Pharmaceutical Co.(a)(b)	594	2,020
Lexicon Pharmaceuticals, Inc.(a)	1,529	1,697
Ligand Pharmaceuticals, Inc.(a)(b)	631	52,026
MacroGenics, Inc.(a)	2,404	46,662
Madrigal Pharmaceuticals, Inc.(a)(b)	383	48,737
Magenta Therapeutics, Inc.(a)	606	3,824
MannKind Corp.(a)	10,087	20,275
MediciNova, Inc.(a)	1,426	7,971
MEI Pharma, Inc.(a)	4,856	12,626
MeiraGTx Holdings PLC(a)	593	7,579
Mersana Therapeutics, Inc.(a)(b)	1,864	33,589
Minerva Neurosciences, Inc.(a)	1,232	3,955
Mirati Therapeutics, Inc.(a)	1,408	305,733
Moderna, Inc.(a)(b)	10,928	737,312
Molecular Templates, Inc.(a)	873	7,717
Morphic Holding, Inc.(a)	614	16,523

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Myriad Genetics, Inc.(a)	3,078	$38,260
NantKwest, Inc.(a)(b)	1,092	8,201
Natera, Inc.(a)	2,672	179,719
Neoleukin Therapeutics Inc.(a)	1,127	11,822
Neurocrine Biosciences, Inc.(a)	3,643	359,455
NextCure, Inc.(a)	521	5,033
Novavax, Inc.(a)(b)	2,344	189,184
OPKO Health, Inc.(a)	16,632	58,545
Oyster Point Pharma Inc.(a)(b)	333	6,603
Passage Bio, Inc.(a)(b)	603	10,136
PDL BioPharma, Inc.(a)	4,251	9,140
Pieris Pharmaceuticals, Inc.(a)	1,775	4,455
Precigen, Inc.(a)(b)	2,222	9,532
Precision BioSciences, Inc.(a)	1,437	9,067
Prevail Therapeutics, Inc.(a)	791	7,744
Protagonist Therapeutics, Inc.(a)	1,537	29,126
Prothena Corp. PLC(a)	1,072	11,696
PTC Therapeutics, Inc.(a)	2,470	128,909
Puma Biotechnology, Inc.(a)	955	7,993
Radius Health, Inc.(a)(b)	1,660	22,261
Rapt Therapeutics, Inc.(a)	500	14,370
Regeneron Pharmaceuticals, Inc.(a)	3,751	2,038,894
REGENXBIO, Inc.(a)	1,239	35,634
Replimune Group, Inc.(a)	874	36,542
Retrophin, Inc.(a)	2,163	43,779
Revolution Medicines, Inc.(a)	1,467	44,289
Rhythm Pharmaceuticals, Inc.(a)	1,350	28,580
Rigel Pharmaceuticals, Inc.(a)	5,790	14,359
Rocket Pharmaceuticals, Inc.(a)(b)	1,295	36,182
Rubius Therapeutics, Inc.(a)	1,723	7,288
Sage Therapeutics, Inc.(a)	2,081	152,704
Sangamo Therapeutics, Inc.(a)	4,375	45,238
Sarepta Therapeutics, Inc.(a)	2,946	400,391
Savara, Inc.(a)	756	786
Scholar Rock Holding Corp.(a)	1,515	58,934
Seagen, Inc.(a)	4,727	788,464
Seres Therapeutics, Inc.(a)	2,088	58,234
Solid Biosciences, Inc.(a)	285	932
Sorrento Therapeutics, Inc.(a)(b)	9,202	63,862
Spectrum Pharmaceuticals, Inc.(a)	8,396	28,798
Spero Therapeutics, Inc.(a)(b)	858	11,248
SpringWorks Therapeutics, Inc.(a)	863	50,045
Stoke Therapeutics, Inc.(a)	449	17,237
Syndax Pharmaceuticals, Inc.(a)	893	15,547
Syros Pharmaceuticals, Inc.(a)(b)	1,897	12,653
TCR2 Therapeutics, Inc.(a)	1,361	26,771
TG Therapeutics, Inc.(a)(b)	4,273	107,979
Translate Bio, Inc.(a)	3,035	38,939
Turning Point Therapeutics, Inc.(a)	1,316	121,322
Twist Bioscience Corp.(a)	1,235	94,650
Tyme Technologies, Inc.(a)	7,772	6,747
Ultragenyx Pharmaceutical, Inc.(a)	2,196	220,698
United Therapeutics Corp.(a)	1,660	222,822
UNITY Biotechnology, Inc.(a)	1,493	5,778
UroGen Pharma Ltd.(a)(b)	839	18,894
Vanda Pharmaceuticals, Inc.(a)	1,628	17,403
VBI Vaccines, Inc.(a)(b)	9,724	22,851
Veracyte, Inc.(a)(b)	2,193	76,009
Verastem, Inc.(a)	8,381	10,057
Vericel Corp.(a)	1,620	30,019
Vertex Pharmaceuticals, Inc.(a)	10,093	2,102,977
Viela Bio Inc.(a)(b)	817	26,070

Security	Shares	Value

Biotechnology (continued)
Viking Therapeutics, Inc.(a)	2,199	$12,380
Vir Biotechnology, Inc.(a)(b)	2,197	69,074
Voyager Therapeutics, Inc.(a)	1,875	19,931
X4 Pharmaceuticals, Inc.(a)	1,130	6,486
XBiotech, Inc.(a)(b)	663	11,344
Xencor, Inc.(a)	2,385	91,536
Y-mAbs Therapeutics, Inc.(a)(b)	1,225	52,357
Zentalis Pharmaceuticals, Inc.(a)(b)	392	15,519
ZIOPHARM Oncology, Inc.(a)	9,111	19,042

		34,753,418

Building Products — 0.6%
AAON, Inc.	1,548	90,419
Advanced Drainage Systems, Inc.	2,110	133,837
Allegion PLC	3,554	350,069
Alpha Pro Tech Ltd.(a)(b)	674	9,564
American Woodmark Corp.(a)	609	50,310
AO Smith Corp.	5,251	271,424
Apogee Enterprises, Inc.	840	20,068
Armstrong World Industries, Inc.	1,939	116,146
Builders FirstSource, Inc.(a)	4,503	136,441
Caesarstone Ltd.	516	4,979
Carrier Global Corp.	33,481	1,117,931
Cornerstone Building Brands, Inc.(a)	1,292	9,910
CSW Industrials, Inc.	651	55,680
Fortune Brands Home & Security, Inc.	5,358	433,301
Gibraltar Industries, Inc.(a)	1,345	77,270
Griffon Corp.	1,493	32,010
Insteel Industries, Inc.	524	11,402
JELD-WEN Holding, Inc.(a)	2,884	60,651
Johnson Controls International PLC	28,833	1,217,041
Lennox International, Inc.	1,321	358,863
Masco Corp.	10,034	537,822
Masonite International Corp.(a)	1,016	89,408
Owens Corning	4,105	268,754
Patrick Industries, Inc.	988	55,081
PGT Innovations, Inc.(a)	2,429	40,273
Quanex Building Products Corp.	1,001	18,218
Resideo Technologies, Inc.(a)	5,039	50,793
Simpson Manufacturing Co., Inc.	1,747	154,994
Trane Technologies PLC	9,241	1,226,743
Trex Co., Inc.(a)	4,518	314,182
UFP Industries Inc.	2,263	112,946

		7,426,530

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,796	135,365
Ameriprise Financial, Inc.	4,659	749,307
Apollo Global Management Inc.	6,728	247,994
Ares Management Corp., Class A	3,906	165,224
Artisan Partners Asset Management, Inc., Class A	2,234	89,494
Assetmark Financial Holdings, Inc.(a)	965	20,410
Associated Capital Group, Inc., Class A	82	2,632
B. Riley Financial, Inc.	660	17,318
Bank of New York Mellon Corp.	30,922	1,062,480
BGC Partners, Inc., Class A	10,851	32,010
BlackRock, Inc.(d)	5,713	3,423,287
Blucora, Inc.(a)	1,592	15,840
Brightsphere Investment Group, Inc.	2,330	32,154
Carlyle Group Inc. (The)	4,866	121,261
Cboe Global Markets, Inc.	4,240	344,670
Charles Schwab Corp.	55,753	2,292,006
CME Group, Inc.	13,799	2,079,785
Cohen & Steers, Inc.	970	54,621

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Cowen, Inc., Class A	773	$16,589
Diamond Hill Investment Group, Inc.	101	13,831
Donnelley Financial Solutions, Inc.(a)	1,284	16,217
Eaton Vance Corp.(a)	4,384	262,119
Evercore, Inc., Class A	1,624	129,173
FactSet Research Systems, Inc.	1,462	448,103
Federated Hermes, Inc.	3,978	95,074
Focus Financial Partners, Inc., Class A(a)(b)	1,369	49,982
Franklin Resources, Inc.	10,955	205,406
GAMCO Investors, Inc., Class A	133	1,636
Goldman Sachs Group, Inc.	12,850	2,429,164
Greenhill & Co., Inc.	768	9,930
Hamilton Lane, Inc., Class A	1,430	99,671
Houlihan Lokey, Inc.	1,923	120,572
Interactive Brokers Group, Inc., Class A	2,719	129,343
Intercontinental Exchange, Inc.	21,026	1,984,854
Invesco Ltd.	14,946	195,942
KKR & Co., Inc.	20,733	708,032
Lazard Ltd., Class A	4,012	135,084
LPL Financial Holdings, Inc.	2,987	238,751
MarketAxess Holdings, Inc.	1,423	766,784
Moelis & Co., Class A	2,204	81,989
Moody’s Corp.	6,303	1,657,059
Morgan Stanley	51,681	2,488,440
Morningstar, Inc.	843	160,490
MSCI, Inc.	3,119	1,091,151
Nasdaq, Inc.	4,447	538,043
Northern Trust Corp.	7,536	589,843
Oppenheimer Holdings, Inc., Class A	269	6,741
Piper Sandler Cos	741	61,837
PJT Partners, Inc., Class A	1,005	67,998
Pzena Investment Management, Inc., Class A	1,238	6,425
Raymond James Financial, Inc.	4,802	367,065
S&P Global, Inc.	9,348	3,016,880
Safeguard Scientifics, Inc.	589	3,428
Sculptor Capital Management, Inc.(a)	904	9,799
SEI Investments Co.	4,829	237,345
State Street Corp.	13,623	802,395
Stifel Financial Corp.	2,494	145,799
StoneX Group, Inc.(a)	561	29,722
T. Rowe Price Group, Inc.	8,728	1,105,489
Tradeweb Markets Inc., Class A	3,328	181,309
Virtu Financial, Inc., Class A	2,551	54,540
Virtus Investment Partners, Inc.	267	42,600
Waddell & Reed Financial, Inc., Class A	2,763	42,412
Westwood Holdings Group, Inc.(a)	168	1,623
WisdomTree Investments, Inc.	7,586	27,613

		31,760,150

Chemicals — 1.8%
Advanced Emissions Solutions, Inc.(a)	1,200	5,340
AdvanSix, Inc.(a)	1,050	15,981
Air Products & Chemicals, Inc.	8,566	2,366,272
Albemarle Corp.	4,051	377,594
American Vanguard Corp.(a)	632	8,165
Amyris, Inc.(a)	7,878	19,695
Ashland Global Holdings, Inc.	2,076	144,842
Avient Corp.	3,629	112,753
Axalta Coating Systems Ltd.(a)	8,070	202,638
Balchem Corp.	1,257	125,637
Cabot Corp.	1,967	74,766
Celanese Corp.	4,626	525,097
CF Industries Holdings, Inc.	8,468	233,801

Security	Shares	Value

Chemicals (continued)
Chase Corp.	398	$37,874
Chemours Co.	6,459	130,084
Corteva, Inc.	28,755	948,340
Dow, Inc.	28,632	1,302,470
DuPont de Nemours, Inc.	28,377	1,614,084
Eastman Chemical Co.	5,196	420,045
Ecolab, Inc.	9,668	1,774,948
Element Solutions, Inc.(a)	8,319	97,499
Ferro Corp.(a)	3,505	45,074
FMC Corp.	5,053	519,145
FutureFuel Corp.	1,697	20,177
GCP Applied Technologies, Inc.(a)	1,984	43,271
Hawkins, Inc.	210	9,809
HB Fuller Co.	2,152	97,378
Huntsman Corp.	7,868	191,114
Ingevity Corp.(a)	1,501	82,375
Innospec, Inc.	862	57,013
International Flavors & Fragrances, Inc.	4,177	428,811
Intrepid Potash Inc.(a)	281	2,804
Koppers Holdings, Inc.(a)	682	15,297
Kraton Corp.(a)	1,476	41,771
Kronos Worldwide, Inc.	777	10,350
Linde PLC(a)	20,416	4,498,461
Livent Corp.(a)(b)	5,602	60,221
LyondellBasell Industries NV, Class A	10,002	684,637
Minerals Technologies, Inc.	1,323	72,355
Mosaic Co.	13,381	247,548
NewMarket Corp.	266	95,146
Olin Corp.	5,829	96,470
Orion Engineered Carbons SA(a)	2,251	33,022
PPG Industries, Inc.	9,129	1,184,214
PQ Group Holdings, Inc.(a)	1,043	12,057
Quaker Chemical Corp.(b)	536	102,263
Rayonier Advanced Materials, Inc.(a)	1,732	5,941
RPM International, Inc.	4,868	412,174
Scotts Miracle-Gro Co.	1,563	234,528
Sensient Technologies Corp.	1,698	111,100
Sherwin-Williams Co.	3,198	2,200,160
Stepan Co.	804	93,618
Trecora Resources(a)	733	4,339
Tredegar Corp.	681	9,929
Trinseo SA	1,460	46,457
Tronox Holdings PLC, Class A(a)	3,493	34,127
Valvoline, Inc.	7,395	145,460
Westlake Chemical Corp.	1,293	87,433
WR Grace & Co.	2,326	101,158

		22,675,132

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	2,523	87,599
ACCO Brands Corp.	3,640	19,183
ADT, Inc.	6,319	41,642
Brady Corp., Class A	2,081	78,495
BrightView Holdings, Inc.(a)	1,198	14,652
Brink’s Co.	2,054	87,973
Casella Waste Systems, Inc., Class A(a)	1,808	97,614
CECO Environmental Corp.(a)	925	6,549
Cimpress PLC(a)	753	55,270
Cintas Corp.	3,406	1,071,357
Clean Harbors, Inc.(a)	2,111	111,820
Copart, Inc.(a)	7,789	859,594
Covanta Holding Corp.	5,328	48,378
Deluxe Corp.	1,445	30,981

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Ennis, Inc.	1,476	$22,494
Harsco Corp.(a)	3,441	44,389
Healthcare Services Group, Inc.	2,819	64,499
Heritage-Crystal Clean, Inc.(a)	397	6,543
Herman Miller, Inc.	2,435	74,194
HNI Corp.	1,510	49,150
IAA, Inc.(a)	5,328	301,511
Interface, Inc.	1,828	11,206
KAR Auction Services, Inc.(a)	4,804	69,946
Kimball International, Inc., Class B	1,050	10,815
Knoll, Inc.	1,883	21,579
Matthews International Corp., Class A	1,044	22,791
McGrath RentCorp	922	52,628
MSA Safety, Inc.	1,376	181,522
PICO Holdings, Inc.(a)	421	3,482
Pitney Bowes, Inc.	5,809	30,846
Quad/Graphics, Inc.(a)	1,100	2,497
Republic Services, Inc.	8,160	719,467
Rollins, Inc.	5,759	333,158
SP Plus Corp.(a)	647	11,924
Steelcase, Inc., Class A	3,210	33,512
Stericycle, Inc.(a)	3,512	218,798
Team, Inc.(a)	945	5,065
Tetra Tech, Inc.	2,090	210,902
UniFirst Corp.	604	98,941
US Ecology, Inc.(a)	1,069	32,626
Viad Corp.(a)	784	15,680
VSE Corp.	300	8,688
Waste Management, Inc.	16,417	1,771,558

		7,041,518

Communications Equipment — 0.7%
Acacia Communications, Inc.(a)	1,414	95,784
ADTRAN, Inc.	1,464	15,650
Applied Optoelectronics, Inc.(a)	492	4,320
Arista Networks, Inc.(a)	2,302	480,888
CalAmp Corp.(a)	1,415	10,018
Calix, Inc.(a)	1,944	45,509
Casa Systems, Inc.(a)(b)	501	2,089
Ciena Corp.(a)	5,881	231,652
Cisco Systems, Inc.	165,075	5,926,192
Clearfield, Inc.(a)	817	17,100
CommScope Holding Co., Inc.(a)	6,946	61,819
Comtech Telecommunications Corp.	769	11,074
Digi International, Inc.(a)	916	13,493
EchoStar Corp., Class A(a)	2,032	47,061
Extreme Networks, Inc.(a)	3,777	15,335
F5 Networks, Inc.(a)	2,330	309,750
Harmonic, Inc.(a)	3,609	21,437
Infinera Corp.(a)	7,530	47,138
Inseego Corp.(a)(b)	2,167	18,853
InterDigital, Inc.	1,314	73,558
Juniper Networks, Inc.	13,077	257,878
KVH Industries, Inc.(a)	368	3,198
Lumentum Holdings, Inc.(a)	3,001	248,153
Motorola Solutions, Inc.	6,584	1,040,667
NETGEAR, Inc.(a)	984	30,327
NetScout Systems, Inc.(a)	2,601	53,372
Plantronics, Inc.(a)	1,205	23,522
Ribbon Communications, Inc.(a)	4,557	19,641

Security	Shares	Value

Communications Equipment (continued)
Ubiquiti, Inc.	369	$68,490
ViaSat, Inc.(a)(b)	2,264	76,750
Viavi Solutions, Inc.(a)	8,882	109,693

		9,380,411

Construction & Engineering — 0.2%
AECOM(a)	5,920	265,453
Aegion Corp.(a)	966	13,630
Ameresco, Inc., Class A(a)	824	31,633
API Group Corp.(a)(e)	5,527	79,534
Arcosa, Inc.	1,861	85,922
Argan, Inc.	484	19,936
Comfort Systems USA, Inc.	1,276	58,441
Concrete Pumping Holdings, Inc.(a)(b)	1,884	6,085
Construction Partners, Inc., Class A(a)(b)	1,288	26,250
Dycom Industries, Inc.(a)	1,261	81,889
EMCOR Group, Inc.	2,223	151,586
Fluor Corp.(a)	6,090	69,122
Granite Construction, Inc.	1,707	32,962
Great Lakes Dredge & Dock Corp.(a)	2,420	24,999
IES Holdings, Inc.(a)	192	6,129
Jacobs Engineering Group, Inc.	4,892	464,740
MasTec, Inc.(a)	2,132	105,833
MYR Group, Inc.(a)	480	20,520
Northwest Pipe Co.(a)	487	13,052
NV5 Global, Inc.(a)	466	26,133
Primoris Services Corp.	2,264	42,722
Quanta Services, Inc.(b)	5,154	321,764
Sterling Construction Co., Inc.(a)	736	10,819
Tutor Perini Corp.(a)(b)	1,983	26,790
Valmont Industries, Inc.	878	124,632
WillScot Mobile Mini Holdings Corp.(a)(b)	6,592	122,479

		2,233,055

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	1,639	139,725
Forterra, Inc.(a)	880	11,484
Martin Marietta Materials, Inc.	2,396	638,174
Summit Materials, Inc., Class A(a)	4,863	86,026
United States Lime & Minerals, Inc.	114	10,568
US Concrete, Inc.(a)	548	18,610
Vulcan Materials Co.	5,114	740,712

		1,645,299

Consumer Finance — 0.5%
Ally Financial, Inc.	14,574	388,834
American Express Co.	25,389	2,316,492
Capital One Financial Corp.	17,578	1,284,600
Credit Acceptance Corp.(a)(b)	397	118,354
Curo Group Holdings Corp.	395	2,959
Discover Financial Services	11,862	771,149
Encore Capital Group, Inc.(a)	1,209	38,603
Enova International, Inc.(a)	1,442	22,135
Ezcorp, Inc., Class A(a)	1,575	7,024
FirstCash, Inc.	1,565	81,443
Green Dot Corp., Class A(a)	1,798	95,869
LendingClub Corp.(a)	2,109	9,849
LendingTree, Inc.(a)	312	100,960
Navient Corp.	7,525	60,275
Nelnet, Inc., Class A	589	35,953
OneMain Holdings, Inc.	2,561	89,353
Oportun Financial Corp.(a)	866	11,518

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
PRA Group, Inc.(a)	1,868	$63,755
Regional Management Corp.(a)	217	4,409
Santander Consumer USA Holdings, Inc.	3,081	62,668
SLM Corp.	14,371	132,069
Synchrony Financial	22,326	558,597
World Acceptance Corp.(a)	213	17,890

		6,274,758

Containers & Packaging — 0.4%
Amcor PLC	61,034	636,585
AptarGroup, Inc.	2,521	287,621
Ardagh Group SA	1,250	20,600
Avery Dennison Corp.	3,193	441,879
Ball Corp.	12,311	1,095,679
Berry Global Group, Inc.(a)	5,313	247,745
Crown Holdings, Inc.(a)	4,936	423,509
Graphic Packaging Holding Co.	11,132	147,944
Greif, Inc., Class A	1,112	45,136
Greif, Inc., Class B	150	6,488
International Paper Co.	15,181	664,169
Myers Industries, Inc.	958	13,738
O-I Glass, Inc.(a)	6,023	56,797
Packaging Corp. of America	3,706	424,300
Ranpak Holdings Corp.(a)	1,714	14,620
Sealed Air Corp.	6,109	241,855
Silgan Holdings, Inc.	3,286	113,203
Sonoco Products Co.	3,733	182,506
UFP Technologies, Inc.(a)	191	7,078
Westrock Co.	10,095	379,067

		5,450,519

Distributors — 0.1%
Core-Mark Holding Co., Inc.	2,008	54,919
Funko, Inc., Class A(a)	475	3,011
Genuine Parts Co.	5,430	491,035
LKQ Corp.(a)	11,949	382,248
Pool Corp.	1,490	521,247
Weyco Group, Inc.	221	3,501

		1,455,961

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(a)	1,841	43,153
American Public Education, Inc.(a)	510	14,418
Bright Horizons Family Solutions, Inc.(a)	2,365	373,788
Carriage Services, Inc.	750	19,357
Chegg, Inc.(a)	4,765	349,942
Collectors Universe, Inc.	378	20,764
Franchise Group Inc.	829	19,001
frontdoor, Inc.(a)	3,303	130,865
Graham Holdings Co., Class B	162	61,615
Grand Canyon Education, Inc.(a)	1,833	143,652
H&R Block, Inc.	7,298	125,963
Houghton Mifflin Harcourt Co.(a)	3,459	9,028
K12, Inc.(a)	1,743	41,605
Laureate Education, Inc., Class A(a)	4,568	59,384
OneSpaWorld Holdings Ltd.(a)	1,738	10,793
Perdoceo Education Corp.(a)(b)	2,686	30,325
Regis Corp.(a)	1,081	5,989
Service Corp. International	6,616	306,387
Strategic Education, Inc.	998	82,894
Terminix Global Holdings, Inc.(a)	4,949	233,048

Security	Shares	Value

Diversified Consumer Services (continued)
Universal Technical Institute Inc.(a)	1,638	$7,518
Vivint Smart Home Inc.(a)	2,705	42,063
WW International, Inc.(a)(b)	1,673	35,401

		2,166,953

Diversified Financial Services — 1.3%
Alerus Financial Corp.	1,174	25,253
Banco Latinoamericano de Comercio Exterior SA	1,539	19,684
Berkshire Hathaway, Inc., Class B(a)	74,489	15,039,329
Cannae Holdings, Inc.(a)	3,572	132,092
Equitable Holdings, Inc.	15,985	343,518
Jefferies Financial Group, Inc.	9,123	177,990
Marlin Business Services Corp.	218	1,591
Voya Financial, Inc.	5,083	243,628

		15,983,085

Diversified Telecommunication Services — 1.4%
Anterix, Inc.(a)	518	16,535
AT&T, Inc.	277,104	7,487,350
ATN International, Inc.	370	16,539
Bandwidth, Inc., Class A(a)(b)	741	118,823
CenturyLink, Inc.	41,859	360,825
Cincinnati Bell, Inc.(a)	1,146	17,247
Cogent Communications Holdings, Inc.	1,645	91,791
Consolidated Communications Holdings, Inc.(a)	2,166	10,115
GCI Liberty, Inc., Class A(a)	3,941	320,128
IDT Corp., Class B(a)	1,396	13,304
Iridium Communications, Inc.(a)	4,596	121,380
Liberty Latin America Ltd., Class A(a)	2,374	23,265
Liberty Latin America Ltd., Class C(a)	5,104	49,611
Ooma, Inc.(a)	719	10,145
ORBCOMM, Inc.(a)	2,610	11,223
Verizon Communications, Inc.	161,312	9,193,171
Vonage Holdings Corp.(a)	9,280	98,182

		17,959,634

Electric Utilities — 1.8%
ALLETE, Inc.	2,198	113,373
Alliant Energy Corp.	9,619	531,738
American Electric Power Co., Inc.	19,214	1,727,915
Avangrid, Inc.	2,199	108,499
Duke Energy Corp.	28,505	2,625,595
Edison International	13,868	777,163
Entergy Corp.	7,726	782,026
Evergy, Inc.	8,723	481,510
Eversource Energy	13,233	1,154,844
Exelon Corp.	37,371	1,490,729
FirstEnergy Corp.	21,089	626,765
Hawaiian Electric Industries, Inc.	4,179	138,074
IDACORP, Inc.	1,947	170,810
MGE Energy, Inc.	1,319	85,761
NextEra Energy, Inc.	76,004	5,564,253
NRG Energy, Inc.	9,656	305,323
OGE Energy Corp.	7,692	236,683
Otter Tail Corp.	1,625	62,319
PG&E Corp.(a)(b)	50,861	486,231
Pinnacle West Capital Corp.	4,306	351,240
PNM Resources, Inc.	2,950	147,500
Portland General Electric Co.	3,472	136,450
PPL Corp.	29,794	819,335
Southern Co.	41,016	2,356,369

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Spark Energy, Inc., Class A	516	$4,706
Xcel Energy, Inc.	20,438	1,431,273

		22,716,484

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,593	142,000
Allied Motion Technologies, Inc.	178	6,725
American Superconductor Corp.(a)	1,101	15,315
AMETEK, Inc.	8,756	859,839
Atkore International Group, Inc.(a)	2,151	44,504
AZZ, Inc.	902	30,298
Bloom Energy Corp., Class A(a)(b)	3,542	44,771
Eaton Corp. PLC	15,380	1,596,290
Emerson Electric Co.	22,901	1,483,756
Encore Wire Corp.	957	44,223
EnerSys	1,998	143,057
FuelCell Energy Inc.(a)	9,494	18,988
Generac Holdings, Inc.(a)	2,361	496,164
GrafTech International Ltd.	2,430	16,403
Hubbell, Inc.	2,102	305,862
nVent Electric PLC	6,524	117,758
Plug Power, Inc.(a)	13,331	186,634
Powell Industries, Inc.	401	9,476
Preformed Line Products Co.	83	4,567
Regal Beloit Corp.	1,599	157,741
Rockwell Automation, Inc.	4,463	1,058,267
Sensata Technologies Holding PLC(a)	6,109	267,024
Sunrun, Inc.(a)	5,702	296,618
Thermon Group Holdings, Inc.(a)	911	9,192
TPI Composites, Inc.(a)(b)	1,348	44,646
Vertiv Holdings Co.(a)	8,468	149,460
Vicor Corp.(a)	678	52,884

		7,602,462

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies, Inc.(a)(b)	1,380	11,440
Amphenol Corp., Class A	11,119	1,254,668
Arlo Technologies, Inc.(a)	4,365	19,468
Arrow Electronics, Inc.(a)	3,059	238,266
Avnet, Inc.	3,640	89,799
Badger Meter, Inc.	1,205	88,375
Bel Fuse, Inc., Class B	206	2,412
Belden, Inc.	1,568	48,420
Benchmark Electronics, Inc.	1,484	30,912
CDW Corp.	5,437	666,576
Cognex Corp.	6,463	425,912
Coherent, Inc.(a)	981	122,762
Corning, Inc.	28,996	927,002
CTS Corp.	939	25,954
Daktronics, Inc.(a)	624	2,434
Dolby Laboratories, Inc., Class A	2,459	184,622
ePlus, Inc.(a)	424	28,624
Fabrinet(a)	1,353	81,207
FARO Technologies, Inc.(a)(b)	883	53,192
Fitbit, Inc., Class A(a)	8,732	61,473
FLIR Systems, Inc.	5,312	184,273
II-VI, Inc.(a)	3,892	176,969
Insight Enterprises, Inc.(a)	1,302	69,462
IPG Photonics Corp.(a)	1,399	260,158
Itron, Inc.(a)	1,578	107,225
Jabil, Inc.	5,800	192,212
Keysight Technologies, Inc.(a)	7,270	762,405
Kimball Electronics, Inc.(a)	871	10,557
Knowles Corp.(a)	3,056	43,548

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	869	$172,010
Methode Electronics, Inc.	1,799	55,355
MTS Systems Corp.(a)	724	17,579
Napco Security Technologies, Inc.(a)	234	5,644
National Instruments Corp.	4,974	155,587
nLight, Inc.(a)	1,784	37,892
Novanta, Inc.(a)	1,334	145,033
OSI Systems, Inc.(a)	626	48,302
PAR Technology Corp.(a)(b)	598	22,108
PC Connection, Inc.	479	21,818
Plexus Corp.(a)	1,011	70,305
Rogers Corp.(a)	674	81,702
Sanmina Corp.(a)	2,476	60,513
ScanSource, Inc.(a)	754	15,155
SYNNEX Corp.(a)	1,635	215,231
Trimble, Inc.(a)	9,640	463,973
TTM Technologies, Inc.(a)	3,796	45,059
Vishay Intertechnology, Inc.	4,898	79,446
Vishay Precision Group, Inc.(a)	235	5,614
Vontier Corp.(a)	4,579	131,600
Zebra Technologies Corp., Class A(a)	2,044	579,760

		8,600,013

Energy Equipment & Services — 0.2%
Archrock, Inc.	3,980	23,601
Baker Hughes Co.	25,705	379,663
Bristow Group, Inc.(a)	204	4,239
Cactus, Inc., Class A	1,806	30,702
ChampionX Corp.(a)	7,499	65,466
DMC Global, Inc.(a)	502	17,856
Dril-Quip, Inc.(a)	1,277	33,074
Exterran Corp.(a)	1,098	4,645
Frank’s International NV(a)	4,988	8,729
Halliburton Co.	34,198	412,428
Helix Energy Solutions Group, Inc.(a)	4,203	10,424
Helmerich & Payne, Inc.	3,840	57,101
Liberty Oilfield Services, Inc., Class A(a)	3,608	24,102
Matrix Service Co.(a)	1,242	9,439
Nabors Industries Ltd.(a)	217	6,167
National Energy Services Reunited Corp.(a)(b)	1,333	9,864
National Oilwell Varco, Inc.(a)	15,113	126,949
Newpark Resources, Inc.(a)	2,639	1,887
NexTier Oilfield Solutions Inc.(a)	5,168	9,768
Oceaneering International, Inc.(a)	3,336	13,611
Oil States International, Inc.(a)	1,913	4,763
Patterson-UTI Energy, Inc.	6,690	17,126
ProPetro Holding Corp.(a)	2,681	10,590
RPC, Inc.(a)	2,009	4,781
Schlumberger NV	53,689	802,114
SEACOR Holdings, Inc.(a)	957	29,313
Select Energy Services, Inc., Class A(a)	1,380	4,168
Solaris Oilfield Infrastructure, Inc., Class A	756	4,483
Tidewater, Inc.(a)	1,293	7,577
Transocean Ltd.(a)(b)	21,175	14,198
U.S. Silica Holdings, Inc.(a)	2,589	7,042

		2,155,870

Entertainment — 1.9%
Activision Blizzard, Inc.	29,590	2,240,851
AMC Entertainment Holdings, Inc., Class A(a)(b)	2,291	5,407
Cinemark Holdings, Inc.(a)	5,271	43,170
Electronic Arts, Inc.(a)	11,057	1,324,960
Eros STX Global Corp.(a)(b)	5,502	10,564
Gaia, Inc.(a)(b)	430	4,360

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Glu Mobile, Inc.(a)	6,784	$48,573
IMAX Corp.(a)	2,341	26,992
Liberty Media Corp.-Liberty Braves, Class A(a)	602	12,461
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	26,406
Liberty Media Corp.-Liberty Formula One, Class A(a)	581	19,347
Liberty Media Corp.-Liberty Formula One, Class C(a)	7,854	283,765
Lions Gate Entertainment Corp., Class A(a)	3,127	20,951
Lions Gate Entertainment Corp., Class B(a)	3,890	24,390
Live Nation Entertainment, Inc.(a)(b)	5,435	265,228
LiveXLive Media, Inc.(a)(b)	943	1,895
Madison Square Garden Entertainment Corp.(a)	663	43,095
Madison Square Garden Sports Corp.(a)	732	103,681
Marcus Corp.(a)	914	6,700
Netflix, Inc.(a)	16,507	7,853,040
Roku, Inc.(a)	4,110	831,864
Spotify Technology SA(a)	5,075	1,217,442
Take-Two Interactive Software, Inc.(a)	4,380	678,550
Walt Disney Co.(a)	70,132	8,503,505
World Wrestling Entertainment, Inc., Class A	1,839	66,866
Zynga, Inc., Class A(a)	33,970	305,390

		23,969,453

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust(a)	2,748	25,639
Agree Realty Corp.	1,993	123,706
Alexander & Baldwin, Inc.(a)	2,923	37,561
Alexander’s, Inc.	94	22,860
Alexandria Real Estate Equities, Inc.	4,843	733,811
American Assets Trust, Inc.	1,829	38,281
American Campus Communities, Inc.	5,166	193,518
American Finance Trust, Inc.	4,079	23,515
American Homes 4 Rent, Class A	9,878	279,251
American Tower Corp.	17,121	3,931,838
Americold Realty Trust	7,633	276,544
Apartment Investment & Management Co., Class A	5,530	176,407
Apple Hospitality REIT, Inc.(a)	7,957	78,774
Armada Hoffler Properties, Inc.	3,028	27,282
AvalonBay Communities, Inc.	5,416	753,528
Bluerock Residential Growth REIT, Inc.	1,804	15,623
Boston Properties, Inc.	6,113	442,642
Brandywine Realty Trust	6,024	52,770
Brixmor Property Group, Inc.(a)	11,572	126,829
Brookfield Property REIT, Inc., Class A(b)	2,512	37,052
Camden Property Trust	3,535	326,068
CareTrust REIT, Inc.	3,409	58,294
Catchmark Timber Trust, Inc., Class A	1,412	12,270
Chatham Lodging Trust(a)	2,016	14,818
City Office REIT, Inc.	1,953	12,343
Clipper Realty, Inc.	393	2,209
Colony Capital, Inc.(a)	17,406	61,965
Columbia Property Trust, Inc.	4,769	50,456
Community Healthcare Trust, Inc.	938	43,429
CoreCivic, Inc.(a)	4,168	26,717
CorEnergy Infrastructure Trust, Inc.	520	2,434
CorePoint Lodging, Inc.(a)	1,425	6,812
CoreSite Realty Corp.	1,557	185,844
Corporate Office Properties Trust	4,042	90,662
Cousins Properties, Inc.	5,647	143,886
Crown Castle International Corp.	16,106	2,515,757
CubeSmart	7,453	252,880
CyrusOne, Inc.	4,579	325,338
DiamondRock Hospitality Co.(a)	8,483	41,906

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc.	10,348	$1,493,216
Diversified Healthcare Trust	8,842	25,598
Douglas Emmett, Inc.	6,492	153,211
Duke Realty Corp.	14,305	543,447
Easterly Government Properties, Inc.	3,168	66,211
EastGroup Properties, Inc.	1,445	192,301
Empire State Realty Trust, Inc., Class A	5,879	31,629
EPR Properties(a)	3,063	73,022
Equinix, Inc.	3,406	2,490,603
Equity Commonwealth	4,506	119,049
Equity LifeStyle Properties, Inc.	6,669	394,738
Equity Residential	14,180	666,176
Essential Properties Realty Trust, Inc.	3,800	62,776
Essex Property Trust, Inc.	2,543	520,272
Extra Space Storage, Inc.	4,891	567,111
Farmland Partners, Inc.	2,041	13,144
Federal Realty Investment Trust	2,926	201,250
First Industrial Realty Trust, Inc.	4,764	189,655
Four Corners Property Trust, Inc.	3,033	76,856
Franklin Street Properties Corp.	2,880	12,096
Front Yard Residential Corp.(a)	2,051	27,463
Gaming and Leisure Properties, Inc.	7,923	288,001
Geo Group, Inc.	4,668	41,358
Getty Realty Corp.	1,530	40,208
Gladstone Commercial Corp.	2,038	33,118
Gladstone Land Corp.	1,361	18,877
Global Medical REIT, Inc.	1,485	18,459
Global Net Lease, Inc.	3,473	49,421
Healthcare Realty Trust, Inc.	5,336	148,341
Healthcare Trust of America, Inc., Class A	8,288	201,398
Healthpeak Properties, Inc.	20,637	556,580
Hersha Hospitality Trust(a)	1,059	5,189
Highwoods Properties, Inc.	4,145	123,397
Host Hotels & Resorts, Inc.(a)	27,226	285,328
Hudson Pacific Properties, Inc.	5,910	113,827
Independence Realty Trust, Inc.	4,199	51,018
Industrial Logistics Properties Trust	2,854	54,740
Innovative Industrial Properties, Inc.	815	95,053
Investors Real Estate Trust	578	38,963
Invitation Homes, Inc.	21,481	585,572
Iron Mountain, Inc.	11,363	296,120
iStar, Inc.	3,168	37,382
JBG SMITH Properties	5,022	117,264
Jernigan Capital, Inc.(a)	1,244	21,509
Kilroy Realty Corp.	4,406	207,434
Kimco Realty Corp.	16,343	167,679
Kite Realty Group Trust	3,058	31,681
Lamar Advertising Co., Class A	3,436	212,895
Lexington Realty Trust	10,524	104,503
Life Storage, Inc.	1,771	202,160
LTC Properties, Inc.	1,396	46,082
Macerich Co.(b)	5,293	36,839
Mack-Cali Realty Corp.	3,138	34,487
Medical Properties Trust, Inc.	20,224	360,392
Mid-America Apartment Communities, Inc.	4,408	514,105
Monmouth Real Estate Investment Corp.	5,007	69,347
National Health Investors, Inc.	1,689	94,668
National Retail Properties, Inc.	6,508	208,321
National Storage Affiliates Trust	2,746	93,062
New Senior Investment Group, Inc.	3,694	14,444
NexPoint Residential Trust, Inc.	688	30,492
Office Properties Income Trust	1,678	30,892

10

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.	8,624	$248,457
One Liberty Properties, Inc.	651	10,045
Outfront Media, Inc.(a)	5,156	67,595
Paramount Group, Inc.	8,065	46,616
Park Hotels & Resorts, Inc.(a)	9,495	94,285
Pebblebrook Hotel Trust	4,854	58,151
Physicians Realty Trust	7,801	131,525
Piedmont Office Realty Trust, Inc., Class A	4,983	56,906
Plymouth Industrial REIT, Inc.	907	11,528
PotlatchDeltic Corp.	2,509	104,249
Preferred Apartment Communities, Inc., Class A	2,312	12,485
Prologis, Inc.	28,510	2,828,192
PS Business Parks, Inc., Class A	756	86,207
Public Storage	5,817	1,332,500
QTS Realty Trust, Inc., Class A	2,390	147,009
Rayonier, Inc.	5,302	134,565
Realty Income Corp.	13,390	774,745
Regency Centers Corp.	6,368	226,637
Retail Opportunity Investments Corp.(a)	4,102	39,912
Retail Properties of America, Inc., Class A	10,116	53,008
Retail Value, Inc.	523	6,538
Rexford Industrial Realty, Inc.	4,683	217,572
RLJ Lodging Trust(b)	6,669	54,552
RPT Realty(a)	2,246	10,983
Ryman Hospitality Properties, Inc.(a)	2,038	81,214
Sabra Health Care REIT, Inc.	7,898	103,938
Safehold, Inc.	646	44,458
Saul Centers, Inc.	314	7,772
SBA Communications Corp.	4,281	1,243,074
Seritage Growth Properties, Class A(a)	1,080	13,748
Service Properties Trust	5,835	42,070
Simon Property Group, Inc.	11,799	741,095
SITE Centers Corp.(a)	6,683	45,511
SL Green Realty Corp.	2,895	123,935
Spirit Realty Capital, Inc.	4,006	120,380
STAG Industrial, Inc.	5,667	176,357
STORE Capital Corp.	8,875	228,087
Summit Hotel Properties, Inc.(a)	3,295	17,398
Sun Communities, Inc.	3,767	518,452
Sunstone Hotel Investors, Inc.(a)	8,522	63,233
Tanger Factory Outlet Centers, Inc.(a)(b)	2,740	16,961
Taubman Centers, Inc.(a)	2,348	78,470
Terreno Realty Corp.	2,671	150,324
UDR, Inc.	11,140	348,014
UMH Properties, Inc.	1,449	19,750
Uniti Group, Inc.	7,354	64,862
Universal Health Realty Income Trust	517	27,644
Urban Edge Properties(a)	4,108	38,615
Urstadt Biddle Properties, Inc., Class A	607	5,773
Ventas, Inc.	14,556	574,525
VEREIT, Inc.	41,244	255,713
VICI Properties, Inc.	20,954	480,894
Vornado Realty Trust	7,064	217,077
Washington Real Estate Investment Trust	3,405	59,519
Weingarten Realty Investors	4,432	70,292
Welltower, Inc.	16,307	876,827
Weyerhaeuser Co.	28,753	784,669
Whitestone REIT	1,160	6,914

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	6,642	$415,856
Xenia Hotels & Resorts, Inc.(a)	4,549	37,484

		40,027,116

Food & Staples Retailing — 1.4%
Andersons, Inc.	1,554	33,706
BJ’s Wholesale Club Holdings, Inc.(a)	5,204	199,261
Casey’s General Stores, Inc.	1,422	239,706
Chefs’ Warehouse, Inc.(a)	1,138	15,386
Costco Wholesale Corp.	17,103	6,116,375
Grocery Outlet Holding Corp.(a)	2,678	117,886
HF Foods Group, Inc.(a)	1,854	12,218
Ingles Markets, Inc., Class A	575	20,619
Kroger Co.	30,102	969,585
Natural Grocers by Vitamin Cottage, Inc.	357	3,798
Performance Food Group Co.(a)	5,282	177,528
PriceSmart, Inc.	847	58,443
Rite Aid Corp.(a)(b)	2,190	20,017
SpartanNash Co.	1,724	31,739
Sprouts Farmers Market, Inc.(a)	4,686	89,268
Sysco Corp.	18,825	1,041,211
United Natural Foods, Inc.(a)	2,235	32,564
US Foods Holding Corp.(a)	8,679	181,391
Village Super Market, Inc., Class A	168	3,805
Walgreens Boots Alliance, Inc.	28,045	954,652
Walmart, Inc.	54,141	7,512,064
Weis Markets, Inc.	304	13,805

		17,845,027

Food Products — 1.1%
Archer-Daniels-Midland Co.	21,390	989,074
B&G Foods, Inc.	2,207	58,618
Beyond Meat, Inc.(a)	2,042	290,842
Bunge Ltd.	5,211	295,620
Calavo Growers, Inc.	718	48,199
Cal-Maine Foods, Inc.(a)(b)	1,156	44,333
Campbell Soup Co.	6,746	314,836
Conagra Brands, Inc.	18,696	656,043
Darling Ingredients, Inc.(a)	6,065	260,795
Farmer Bros Co.(a)	293	1,017
Flowers Foods, Inc.	7,766	183,122
Fresh Del Monte Produce, Inc.	1,399	30,120
Freshpet, Inc.(a)	1,484	169,918
General Mills, Inc.	23,506	1,389,675
Hain Celestial Group, Inc.(a)(b)	2,981	91,666
Hershey Co.	5,742	789,295
Hormel Foods Corp.	10,807	526,193
Hostess Brands, Inc.(a)	4,267	53,935
Ingredion, Inc.	2,623	185,944
J&J Snack Foods Corp.	529	71,716
J.M. Smucker Co.	4,308	483,358
John B Sanfilippo & Son, Inc.	296	21,537
Kellogg Co.	9,821	617,643
Kraft Heinz Co.	25,100	767,809
Lamb Weston Holdings, Inc.	5,776	366,487
Lancaster Colony Corp.	735	122,113
Landec Corp.(a)	899	8,639
Limoneira Co.	296	4,094
McCormick & Co., Inc.	4,833	872,405
Mondelez International, Inc., Class A	54,863	2,914,322
Pilgrim’s Pride Corp.(a)	2,023	33,865

11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Post Holdings, Inc.(a)	2,565	$220,333
Sanderson Farms, Inc.	836	106,983
Seaboard Corp.	12	41,340
Seneca Foods Corp., Class A(a)	168	6,191
Simply Good Foods Co.(a)	3,594	67,567
Tootsie Roll Industries, Inc.	886	26,474
TreeHouse Foods, Inc.(a)	2,206	85,681
Tyson Foods, Inc., Class A	11,268	644,868

		13,862,670

Gas Utilities — 0.1%
Atmos Energy Corp.	4,749	435,341
Brookfield Infrastructure Corp., Class A	1,429	77,838
Chesapeake Utilities Corp.	684	66,492
National Fuel Gas Co.	3,428	136,983
New Jersey Resources Corp.	3,812	111,234
Northwest Natural Holding Co.	1,112	49,417
ONE Gas, Inc.	2,003	138,287
RGC Resources, Inc.	723	17,207
South Jersey Industries, Inc.	3,650	70,336
Southwest Gas Holdings, Inc.(a)	2,085	137,026
Spire, Inc.	1,912	107,148
UGI Corp.	8,084	261,437

		1,608,746

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	67,168	7,060,028
ABIOMED, Inc.(a)	1,692	426,181
Accelerate Diagnostics, Inc.(a)(b)	1,051	9,900
Accuray, Inc.(a)	2,245	6,533
Align Technology, Inc.(a)	3,015	1,284,631
Alphatec Holdings, Inc.(a)	1,750	14,945
AngioDynamics, Inc.(a)	1,227	12,687
Antares Pharma, Inc.(a)	4,962	13,546
Apyx Medical Corp.(a)	1,544	9,295
Aspira Women’s Health, Inc.(a)(b)	2,554	9,629
AtriCure, Inc.(a)	1,590	54,950
Atrion Corp.	52	31,260
Avanos Medical, Inc.(a)	1,913	67,625
Axogen, Inc.(a)	1,488	18,764
Axonics Modulation Technologies, Inc.(a)(b)	1,240	58,144
Baxter International, Inc.	19,782	1,534,490
Becton Dickinson and Co.	10,711	2,475,633
BioLife Solutions, Inc.(a)	685	19,666
BioSig Technologies, Inc.(a)	1,755	5,546
Boston Scientific Corp.(a)	55,334	1,896,296
Cantel Medical Corp.(a)	1,540	73,674
Cardiovascular Systems, Inc.(a)	1,719	61,282
Cerus Corp.(a)	6,213	32,618
Co-Diagnostics Inc.(a)(b)	1,182	15,851
CONMED Corp.	990	77,190
Cooper Cos., Inc.	1,873	597,581
CryoLife, Inc.(a)	1,534	25,710
CryoPort, Inc.(a)	1,340	53,788
Cutera, Inc.(a)	1,121	21,221
CytoSorbents Corp.(a)	2,460	18,819
Danaher Corp.	24,274	5,571,854
DENTSPLY SIRONA, Inc.	8,427	397,670
DexCom, Inc.(a)	3,560	1,137,705
Edwards Lifesciences Corp.(a)	23,870	1,711,240
Envista Holdings Corp.(a)	6,140	162,219
GenMark Diagnostics, Inc.(a)	2,916	35,634

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Glaukos Corp.(a)	1,757	$98,251
Globus Medical, Inc., Class A(a)	2,933	152,868
Haemonetics Corp.(a)	1,933	195,407
Heska Corp.(a)	316	37,076
Hill-Rom Holdings, Inc.	2,687	244,705
Hologic, Inc.(a)	10,011	688,957
ICU Medical, Inc.(a)	804	142,943
IDEXX Laboratories, Inc.(a)	3,226	1,370,469
Inogen, Inc.(a)	1,068	31,196
Insulet Corp.(a)	2,554	567,626
Integer Holdings Corp.(a)	1,219	71,251
Integra LifeSciences Holdings Corp.(a)	2,821	124,406
IntriCon Corp.(a)(b)	198	2,475
Intuitive Surgical, Inc.(a)	4,480	2,988,518
Invacare Corp.(a)	2,642	21,427
iRhythm Technologies, Inc.(a)	1,068	225,829
Lantheus Holdings, Inc.(a)	3,051	33,134
LeMaitre Vascular, Inc.	829	26,926
LENSAR, Inc.(a)	322	3,143
LivaNova PLC(a)	2,002	100,781
Masimo Corp.(a)	1,905	426,377
Medtronic PLC	52,052	5,234,870
Meridian Bioscience, Inc.(a)	2,171	37,233
Merit Medical Systems, Inc.(a)(b)	2,260	113,113
Mesa Laboratories, Inc.	221	57,772
Natus Medical, Inc.(a)	1,203	21,907
Neogen Corp.(a)	2,052	143,106
Nevro Corp.(a)	1,284	191,586
Novocure Ltd.(a)	3,921	478,754
NuVasive, Inc.(a)	1,884	83,706
OraSure Technologies, Inc.(a)	2,564	38,306
Orthofix Medical, Inc.(a)	536	16,755
OrthoPediatrics Corp.(a)(b)	618	27,563
Penumbra, Inc.(a)	1,271	331,769
Pulse Biosciences, Inc.(a)(b)	649	7,859
Quidel Corp.(a)	1,475	395,728
Quotient Ltd.(a)	2,710	12,791
Repro-Med Systems Inc.(a)	1,311	7,237
ResMed, Inc.	5,550	1,065,267
Rockwell Medical, Inc.(a)	13,845	11,801
SeaSpine Holdings Corp.(a)	1,292	16,486
Shockwave Medical, Inc.(a)	1,128	77,065
SI-BONE, Inc.(a)	753	15,790
Sientra, Inc.(a)	3,843	16,217
Silk Road Medical, Inc.(a)(b)	1,109	67,205
STAAR Surgical Co.(a)	1,870	135,575
Stereotaxis Inc.(a)	2,252	7,116
STERIS PLC	3,258	577,285
Stryker Corp.	13,419	2,710,772
Surgalign Holdings, Inc.(a)(b)	1,373	2,389
Surmodics, Inc.(a)	407	14,957
Tactile Systems Technology, Inc.(a)	698	25,533
Tandem Diabetes Care, Inc.(a)	2,292	249,828
Teleflex, Inc.	1,825	580,770
TransMedics Group, Inc.(a)	636	7,619
Utah Medical Products, Inc.	90	7,470
Vapotherm, Inc.(a)(b)	796	23,840
Varex Imaging Corp.(a)(b)	1,195	16,013
Varian Medical Systems, Inc.(a)	3,586	619,661
ViewRay, Inc.(a)	5,896	17,511
West Pharmaceutical Services, Inc.	2,842	773,223

12

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Wright Medical Group NV(a)(b)	5,284	$161,638
Zimmer Biomet Holdings, Inc.	8,046	1,062,877
Zynex, Inc.(a)(b)	746	9,556

		48,031,089

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	2,976	83,953
Acadia Healthcare Co., Inc.(a)	3,502	124,846
Addus HomeCare Corp.(a)	598	58,347
Amedisys, Inc.(a)	1,185	306,915
American Renal Associates Holdings, Inc.(a)	551	6,331
AmerisourceBergen Corp.	5,556	533,765
AMN Healthcare Services, Inc.(a)	1,836	119,854
Anthem, Inc.	9,775	2,666,620
Apollo Medical Holdings, Inc.(a)	921	15,896
BioTelemetry, Inc.(a)	1,463	62,295
Brookdale Senior Living, Inc.(a)	5,904	17,358
Cardinal Health, Inc.	11,259	515,550
Centene Corp.(a)	22,229	1,313,734
Chemed Corp.	591	282,687
Cigna Corp.	14,041	2,344,426
Community Health Systems, Inc.(a)	4,888	30,501
CorVel Corp.(a)	425	38,768
Covetrus, Inc.(a)	4,027	99,427
Cross Country Healthcare, Inc.(a)	730	5,730
CVS Health Corp.	50,705	2,844,043
DaVita, Inc.(a)(b)	3,181	274,361
Encompass Health Corp.	3,618	221,820
Ensign Group, Inc.	1,929	113,502
Enzo Biochem, Inc.(a)	7,140	12,995
Fulgent Genetics Inc.(a)(b)	673	21,893
Guardant Health, Inc.(a)	3,192	340,459
Hanger, Inc.(a)	1,491	26,048
HCA Healthcare, Inc.(a)	10,299	1,276,458
HealthEquity, Inc.(a)	2,911	149,887
Henry Schein, Inc.(a)	5,470	347,783
Humana, Inc.	5,115	2,042,317
InfuSystem Holdings Inc.(a)(b)	955	11,766
Joint Corp.(a)	581	10,888
Laboratory Corp. of America Holdings(a)	3,743	747,739
LHC Group, Inc.(a)	1,177	254,879
Magellan Health, Inc.(a)	1,029	74,366
McKesson Corp.	6,284	926,827
MEDNAX, Inc.(a)	2,875	36,656
Molina Healthcare, Inc.(a)	2,236	416,947
National HealthCare Corp.	696	44,057
National Research Corp.(a)	477	24,709
Ontrak, Inc.(a)(b)	306	18,739
Option Care Health Inc.(a)	2,108	28,100
Owens & Minor, Inc.(b)	2,427	60,966
Patterson Cos., Inc.	3,237	80,520
Pennant Group Inc.(a)	1,158	48,242
PetIQ, Inc.(a)(b)	874	24,961
Premier, Inc., Class A	2,652	86,800
Progyny, Inc.(a)	1,169	28,488
Providence Service Corp.(a)	534	62,772
Quest Diagnostics, Inc.	5,153	629,387
R1 RCM, Inc.(a)	4,240	75,981
RadNet, Inc.(a)	1,424	20,662
Select Medical Holdings Corp.(a)	4,151	87,088
Surgery Partners, Inc.(a)	1,329	28,999
Tenet Healthcare Corp.(a)	4,120	101,105

Security	Shares	Value

Health Care Providers & Services (continued)
Tivity Health, Inc.(a)	1,912	$26,290
Triple-S Management Corp., Class B(a)	753	13,946
U.S. Physical Therapy, Inc.(a)	546	43,314
UnitedHealth Group, Inc.	36,711	11,201,995
Universal Health Services, Inc., Class B(a)	2,871	314,518
Viemed Healthcare Inc.(a)	1,492	11,951

		31,842,227

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(a)	5,814	58,605
Cerner Corp.	11,894	833,651
Change Healthcare, Inc.(a)	9,480	134,142
Computer Programs & Systems, Inc.	440	12,272
Evolent Health, Inc., Class A(a)	3,106	30,874
Health Catalyst, Inc.(a)(b)	1,394	48,065
HealthStream, Inc.(a)	776	14,201
HMS Holdings Corp.(a)	3,400	90,508
Icad Inc.(a)	1,095	10,687
Inovalon Holdings, Inc., Class A(a)	2,969	56,381
Inspire Medical Systems, Inc.(a)	1,016	121,341
Livongo Health, Inc.(a)(c)	2,091	292,259
NextGen Healthcare, Inc.(a)	1,626	22,114
Omnicell, Inc.(a)	1,708	147,827
OptimizeRx Corp.(a)	814	16,117
Phreesia, Inc.(a)	1,206	44,586
Schrodinger, Inc./United States(a)	1,148	55,999
Simulations Plus, Inc.	603	39,087
Tabula Rasa HealthCare, Inc.(a)(b)	778	26,872
Teladoc Health, Inc.(a)(b)	2,798	549,695
Veeva Systems, Inc., Class A(a)	5,145	1,389,407
Vocera Communications, Inc.(a)	1,222	40,057

		4,034,747

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.(a)	2,234	21,446
Aramark	8,942	248,051
Biglari Holdings, Inc., Class B(a)	169	14,157
BJ’s Restaurants, Inc.(a)	1,084	30,580
Bloomin’ Brands, Inc.(a)	3,149	44,023
Bluegreen Vacations Holding Corp.(a)	372	3,032
Boyd Gaming Corp.(a)	3,025	95,953
Brinker International, Inc.(a)	1,778	77,414
Caesars Entertainment, Inc.(a)	6,332	283,800
Carnival Corp.(a)	18,517	253,868
Carrols Restaurant Group, Inc.(a)	896	5,242
Century Casinos, Inc.(a)	1,395	6,570
Cheesecake Factory, Inc.(a)	1,823	54,180
Chipotle Mexican Grill, Inc.(a)	1,062	1,275,972
Choice Hotels International, Inc.(a)	1,316	114,953
Churchill Downs, Inc.	1,448	215,969
Chuy’s Holdings, Inc.(a)	546	11,460
Cracker Barrel Old Country Store, Inc.(a)	960	109,267
Darden Restaurants, Inc.	5,087	467,597
Dave & Buster’s Entertainment, Inc.(a)	1,937	33,239
Del Taco Restaurants, Inc.(a)	678	5,027
Denny’s Corp.(a)	1,915	17,158
Dine Brands Global, Inc.(a)	553	28,452
Domino’s Pizza, Inc.	1,485	561,805
Dunkin’ Brands Group, Inc.	3,213	320,368
El Pollo Loco Holdings, Inc.(a)	399	5,634
Everi Holdings, Inc.(a)	3,894	33,527
Extended Stay America, Inc.	7,132	80,948
Fiesta Restaurant Group, Inc.(a)	813	7,024

13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
GAN Ltd.(a)	488	$6,934
Golden Entertainment, Inc.(a)	589	7,575
Hilton Grand Vacations, Inc.(a)	2,971	61,203
Hilton Worldwide Holdings, Inc.(a)	10,617	932,279
Hyatt Hotels Corp., Class A(a)	1,518	83,702
International Game Technology PLC(a)	3,361	27,594
Jack in the Box, Inc.	910	72,855
Las Vegas Sands Corp.(a)	12,962	622,954
Lindblad Expeditions Holdings, Inc.(a)(b)	684	5,691
Marriott International, Inc., Class A(a)	10,452	970,782
Marriott Vacations Worldwide Corp.(a)	1,509	145,769
McDonald’s Corp.	28,949	6,166,137
MGM Resorts International	18,125	372,831
Monarch Casino & Resort, Inc.(a)	605	26,251
Nathan’s Famous, Inc.	339	17,208
Noodles & Co.(a)	1,836	11,861
Norwegian Cruise Line Holdings Ltd.(a)(b)	10,564	175,679
Papa John’s International, Inc.	1,277	97,818
Penn National Gaming, Inc.(a)	5,818	314,056
Planet Fitness, Inc., Class A(a)	3,101	183,796
PlayAGS, Inc.(a)	1,281	3,459
RCI Hospitality Holdings, Inc.	294	6,292
Red Robin Gourmet Burgers, Inc.(a)	441	5,310
Red Rock Resorts, Inc., Class A(a)	2,802	53,574
Royal Caribbean Cruises Ltd.(a)	6,783	382,697
Ruth’s Hospitality Group, Inc.(a)	1,993	22,282
Scientific Games Corp., Class A(a)	2,471	78,775
SeaWorld Entertainment, Inc.(a)	1,800	39,636
Shake Shack, Inc., Class A(a)	1,438	97,094
Six Flags Entertainment Corp.(a)	2,839	61,379
Starbucks Corp.	44,797	3,895,547
Target Hospitality Corp.(a)	2,425	2,110
Texas Roadhouse, Inc.(a)	2,602	182,218
Twin River Worldwide Holdings, Inc.(a)	985	23,906
Vail Resorts, Inc.(a)(b)	1,590	368,944
Wendy’s Co.	6,902	150,809
Wingstop, Inc.	1,153	134,128
Wyndham Destinations, Inc.	3,364	109,767
Wyndham Hotels & Resorts, Inc.	3,606	167,715
Wynn Resorts Ltd.(a)	3,797	275,017
Yum China Holdings, Inc.	15,581	829,377
Yum! Brands, Inc.	11,650	1,087,294

		22,707,021

Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	1,012	12,326
Cavco Industries, Inc.(a)	333	57,323
Century Communities, Inc.(a)	1,295	50,298
D.R. Horton, Inc.	12,731	850,558
Ethan Allen Interiors, Inc.	842	13,514
Garmin Ltd.	5,790	602,276
GoPro, Inc., Class A(a)	5,980	35,521
Green Brick Partners, Inc.(a)	1,139	20,377
Hamilton Beach Brands Holding Co., Class A	190	4,189
Helen of Troy Ltd.(a)	978	185,429
Hooker Furniture Corp.	333	9,157
Installed Building Products, Inc.(a)	876	79,313
iRobot Corp.(a)	1,117	88,891
KB Home	3,331	107,425
La-Z-Boy, Inc.	1,540	52,714
Leggett & Platt, Inc.	5,165	215,535
Lennar Corp., -B Shares	1,295	73,673

Security	Shares	Value

Household Durables (continued)
Lennar Corp., Class A	9,921	$696,752
LGI Homes, Inc.(a)	802	85,718
Lifetime Brands, Inc.	464	4,663
Lovesac Co.(a)(b)	313	8,057
M/I Homes, Inc.(a)	1,039	42,516
MDC Holdings, Inc.	1,916	83,384
Meritage Homes Corp.(a)	1,426	124,190
Mohawk Industries, Inc.(a)	2,287	235,996
Newell Brands, Inc.	15,242	269,174
NVR, Inc.(a)	130	513,902
PulteGroup, Inc.	10,350	421,866
Purple Innovation, Inc.(a)	1,118	31,718
Skyline Champion Corp.(a)	1,829	46,914
Sonos, Inc.(a)	3,363	49,100
Taylor Morrison Home Corp.(a)	5,089	109,922
Tempur Sealy International, Inc.(a)	1,756	156,284
Toll Brothers, Inc.	4,605	194,699
TopBuild Corp.(a)	1,232	188,755
TRI Pointe Group, Inc.(a)	5,257	86,372
Tupperware Brands Corp.(a)	2,372	75,240
Turtle Beach Corp.(a)	776	13,983
Universal Electronics, Inc.(a)	483	17,900
Whirlpool Corp.	2,381	440,390

		6,356,014

Household Products — 1.5%
Central Garden & Pet Co.(a)	682	26,571
Central Garden & Pet Co., Class A(a)	1,246	44,096
Church & Dwight Co., Inc.	9,589	847,572
Clorox Co.	4,873	1,009,929
Colgate-Palmolive Co.	32,535	2,566,686
Energizer Holdings, Inc.	2,281	89,757
Kimberly-Clark Corp.	13,198	1,749,923
Oil-Dri Corp. of America	141	4,816
Procter & Gamble Co.	94,701	12,983,507
Reynolds Consumer Products Inc.	2,162	61,055
Spectrum Brands Holdings, Inc.	1,599	90,935
WD-40 Co.	520	126,558

		19,601,405

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	25,592	499,044
Atlantic Power Corp.(a)	4,381	8,718
Brookfield Renewable Corp., Class A	2,636	176,006
Clearway Energy, Inc., Class A	2,467	64,660
Clearway Energy, Inc., Class C	2,114	59,530
Ormat Technologies, Inc.(b)	1,497	106,093
Sunnova Energy International, Inc.(a)(b)	2,135	51,368
Vistra Corp.	19,333	335,814

		1,301,233

Industrial Conglomerates — 1.0%
3M Co.	21,818	3,490,007
Carlisle Cos., Inc.	2,142	265,330
General Electric Co.	336,544	2,497,156
Honeywell International, Inc.	27,249	4,494,723
Raven Industries, Inc.(a)	1,286	28,189
Roper Technologies, Inc.	4,035	1,498,357

		12,273,762

Insurance — 2.0%
Aflac, Inc.	27,675	939,566
Alleghany Corp.	551	301,358
Allstate Corp.	12,152	1,078,490

14

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Ambac Financial Group, Inc.(a)	1,699	$20,864
American Equity Investment Life Holding Co.	2,793	69,322
American Financial Group, Inc.	2,886	216,277
American International Group, Inc.	33,234	1,046,539
American National Group, Inc.	327	22,498
AMERISAFE, Inc.	924	54,498
Aon PLC, Class A	8,885	1,634,929
Arch Capital Group Ltd.(a)	15,312	462,576
Argo Group International Holdings Ltd.	1,168	41,674
Arthur J Gallagher & Co.	7,295	756,564
Assurant, Inc.	2,342	291,275
Assured Guaranty Ltd.	3,485	88,972
Athene Holding Ltd., Class A(a)	4,479	143,686
Axis Capital Holdings Ltd.	3,136	133,876
Brighthouse Financial, Inc.(a)	4,012	132,797
Brown & Brown, Inc.	9,263	403,033
BRP Group, Inc., Class A(a)	1,344	34,272
Chubb Ltd.	17,400	2,260,434
Cincinnati Financial Corp.	5,800	410,292
Citizens, Inc.(a)	3,588	20,703
CNA Financial Corp.	1,232	36,701
CNO Financial Group, Inc.	6,029	107,015
eHealth, Inc.(a)	982	65,902
Employers Holdings, Inc.	798	25,544
Enstar Group Ltd.(a)	489	84,044
Erie Indemnity Co., Class A	971	226,117
Everest Re Group Ltd.	1,539	303,306
FBL Financial Group, Inc., Class A	309	15,354
FedNat Holding Co.	339	1,739
Fidelity National Financial, Inc.	10,477	327,825
First American Financial Corp.	4,221	188,214
Genworth Financial, Inc., Class A(a)	21,273	83,603
Globe Life, Inc.	4,108	333,118
Goosehead Insurance, Inc., Class A	501	61,393
Greenlight Capital Re Ltd., Class A(a)	1,310	8,843
Hanover Insurance Group, Inc.	1,478	141,385
Hartford Financial Services Group, Inc.	14,051	541,245
HCI Group, Inc.	211	9,913
Heritage Insurance Holdings, Inc.	585	5,522
Horace Mann Educators Corp.	1,576	53,442
Independence Holding Co.	268	10,136
Investors Title Co.	51	6,810
James River Group Holdings Ltd.	1,134	52,992
Kemper Corp.	2,407	148,416
Kinsale Capital Group, Inc.	804	150,726
Lincoln National Corp.	7,297	256,125
Loews Corp.	9,366	324,813
Markel Corp.(a)	533	497,182
Marsh & McLennan Cos., Inc.	19,681	2,036,196
MBIA, Inc.(a)	2,769	15,811
Mercury General Corp.	1,102	44,862
MetLife, Inc.	29,708	1,124,448
National General Holdings Corp.	2,797	95,014
National Western Life Group, Inc., Class A	82	13,910
Old Republic International Corp.	11,097	180,659
Palomar Holdings, Inc.(a)	896	79,896
Primerica, Inc.	1,584	174,620
Principal Financial Group, Inc.	10,396	407,731
ProAssurance Corp.	1,892	29,194
Progressive Corp.	22,726	2,088,519
Protective Insurance Corp., Class B	404	5,313
Prudential Financial, Inc.	15,362	983,475

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	2,612	$263,864
RenaissanceRe Holdings Ltd.	1,916	309,856
RLI Corp.	1,497	129,790
Safety Insurance Group, Inc.	657	45,990
Selective Insurance Group, Inc.	2,322	120,883
State Auto Financial Corp.	431	5,319
Stewart Information Services Corp.	1,098	46,544
Third Point Reinsurance Ltd.(a)	2,568	19,979
Travelers Cos., Inc.	9,798	1,182,717
Trupanion, Inc.(a)	1,160	82,986
United Fire Group, Inc.	693	14,234
United Insurance Holdings Corp.	649	2,849
Universal Insurance Holdings, Inc.	1,090	13,592
Unum Group	8,178	144,423
W.R. Berkley Corp.	5,353	321,822
Watford Holdings Ltd.(a)	939	33,804
White Mountains Insurance Group Ltd.	123	111,725
Willis Towers Watson PLC	4,983	909,298

		25,671,243

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(a)	11,652	18,830,914
Alphabet, Inc., Class C(a)	11,501	18,643,236
Cargurus, Inc.(a)	3,222	64,214
Cars.com, Inc.(a)	2,829	20,906
DHI Group, Inc.(a)	2,727	4,609
Eventbrite, Inc., Class A(a)(b)	2,880	26,582
EverQuote, Inc., Class A(a)	585	19,592
Facebook, Inc., Class A(a)	93,189	24,518,958
IAC/InterActiveCorp.(a)	2,866	345,984
Liberty TripAdvisor Holdings, Inc., Class A(a)	2,921	5,199
Match Group, Inc.(a)	8,517	994,615
Pinterest, Inc., Class A(a)	15,642	922,096
QuinStreet, Inc.(a)(b)	1,844	29,513
TripAdvisor, Inc.	3,844	73,459
TrueCar, Inc.(a)(b)	5,805	25,310
Twitter, Inc.(a)	29,733	1,229,757
Yelp, Inc.(a)	2,466	48,506
Zillow Group, Inc., Class A(a)	2,173	194,114
Zillow Group, Inc., Class C(a)	5,381	476,864

		66,474,428

Internet & Direct Marketing Retail — 4.4%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	25,382
Amazon.com, Inc.(a)	16,461	49,978,065
Booking Holdings, Inc.(a)(b)	1,583	2,568,417
CarParts.com, Inc.(a)	1,325	16,814
Duluth Holdings, Inc., Class B(a)(b)	128	1,964
eBay, Inc.	25,820	1,229,807
Etsy, Inc.(a)	4,582	557,125
Expedia Group, Inc.(a)	5,289	497,959
Groupon Inc.(a)	820	15,900
Grubhub, Inc.(a)	3,662	270,841
Lands’ End, Inc.(a)	215	3,451
Liquidity Services, Inc.(a)	954	8,138
Magnite, Inc.(a)	4,820	43,525
Overstock.com, Inc.(a)(b)	1,687	94,641
PetMed Express, Inc.	1,061	31,384
Quotient Technology, Inc.(a)	2,789	24,822
Qurate Retail, Inc., Series A	15,045	101,855
RealReal, Inc.(a)	2,266	28,529
Shutterstock, Inc.	956	62,570
Stamps.com, Inc.(a)	663	148,008

15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix, Inc., Class A(a)(b)	2,253	$77,571
Waitr Holdings, Inc.(a)	3,793	9,672
Wayfair, Inc., Class A(a)(b)	2,564	635,949

		56,432,389

IT Services — 5.2%
Accenture PLC, Class A	24,726	5,363,317
Akamai Technologies, Inc.(a)	6,265	595,927
Alliance Data Systems Corp.	1,870	96,380
Amdocs Ltd.	5,029	283,535
Automatic Data Processing, Inc.	16,629	2,626,717
Black Knight, Inc.(a)	5,917	520,400
Booz Allen Hamilton Holding Corp.	5,320	417,620
Brightcove, Inc.(a)	2,245	28,399
Broadridge Financial Solutions, Inc.	4,514	621,126
CACI International, Inc., Class A(a)	985	205,402
Cardtronics PLC, Class A(a)	1,379	24,560
Cass Information Systems, Inc.	434	17,021
Cognizant Technology Solutions Corp., Class A	20,887	1,491,749
Conduent, Inc.(a)	7,311	25,479
CSG Systems International, Inc.	1,261	47,767
DXC Technology Co.(a)	9,913	182,597
Endurance International Group Holdings, Inc.(a)	2,163	12,567
EPAM Systems, Inc.(a)	2,071	639,835
Euronet Worldwide, Inc.(a)	1,992	176,969
EVERTEC, Inc.	2,309	76,843
Evo Payments, Inc., Class A(a)	1,908	40,202
ExlService Holdings, Inc.(a)	1,373	103,991
Fastly Inc., Class A(a)(b)	3,010	191,165
Fidelity National Information Services, Inc.	23,966	2,985,924
Fiserv, Inc.(a)	21,641	2,066,066
FleetCor Technologies, Inc.(a)	3,213	709,784
Gartner, Inc.(a)	3,379	405,818
Genpact Ltd.	7,480	257,088
Global Payments, Inc.	11,528	1,818,427
GoDaddy, Inc., Class A(a)(b)	6,349	449,128
GreenSky Inc., Class A(a)	2,934	13,878
GTT Communications, Inc.(a)(b)	540	1,993
Hackett Group, Inc.	467	6,034
I3 Verticals, Inc., Class A(a)	417	8,603
International Business Machines Corp.	34,516	3,854,057
Jack Henry & Associates, Inc.	2,921	433,038
KBR, Inc.	5,578	124,334
Leidos Holdings, Inc.	5,330	442,390
Limelight Networks, Inc.(a)	5,082	17,939
LiveRamp Holdings, Inc.(a)	2,441	161,326
ManTech International Corp., Class A	1,047	67,929
Mastercard, Inc., Class A	34,195	9,870,045
MAXIMUS, Inc.	2,449	165,503
MoneyGram International, Inc.(a)	3,547	18,267
MongoDB, Inc.(a)	1,967	449,400
NIC, Inc.	2,423	54,324
Okta, Inc.(a)	4,442	932,065
Paychex, Inc.	12,385	1,018,666
PayPal Holdings, Inc.(a)	45,559	8,479,897
Paysign, Inc.(a)	723	3,441
Perficient, Inc.(a)	1,301	50,947
Perspecta, Inc.	5,737	102,864
Repay Holdings Corp.(a)	2,463	55,491
Sabre Corp.(a)	12,080	78,762
Science Applications International Corp.	2,334	178,248
Square, Inc., Class A(a)	14,307	2,215,868

Security	Shares	Value

IT Services (continued)
StoneCo. Ltd., Class A(a)	7,053	$370,565
Switch, Inc., Class A	3,413	47,987
Sykes Enterprises, Inc.(a)	1,447	49,545
TTEC Holdings, Inc.	814	44,591
Tucows, Inc., Class A(a)	474	34,976
Twilio, Inc., Class A(a)	5,298	1,477,983
Unisys Corp.(a)(b)	2,599	34,151
VeriSign, Inc.(a)	3,924	748,307
Verra Mobility Corp.(a)	4,831	46,426
Virtusa Corp.(a)	1,226	61,668
Visa, Inc., Class A	65,531	11,907,638
Western Union Co.	16,122	313,412
WEX, Inc.(a)	1,676	212,098

		66,636,459

Leisure Products — 0.2%
Acushnet Holdings Corp.	1,308	44,642
American Outdoor Brands, Inc.(a)	1,158	17,520
Brunswick Corp.	2,991	190,557
Callaway Golf Co.(a)	3,953	61,232
Clarus Corp.	461	7,150
Escalade, Inc.	501	9,324
Hasbro, Inc.	4,946	409,133
Johnson Outdoors, Inc., Class A	138	12,051
Malibu Boats, Inc., Class A(a)	936	47,577
MasterCraft Boat Holdings, Inc.(a)	515	10,619
Mattel, Inc.(a)	13,569	186,845
Nautilus, Inc.(a)	1,478	32,058
Peloton Interactive, Inc., Class A(a)	3,841	423,317
Polaris, Inc.	2,270	206,252
Smith & Wesson Brands Inc.	2,188	36,299
Sturm Ruger & Co., Inc.	761	50,880
Vista Outdoor, Inc.(a)	2,684	53,063
YETI Holdings, Inc.(a)	3,064	151,607

		1,950,126

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	2,198	300,906
Adaptive Biotechnologies Corp.(a)	3,035	139,853
Agilent Technologies, Inc.	12,002	1,225,284
Avantor, Inc.(a)	17,252	401,454
Bio-Rad Laboratories, Inc., Class A(a)	804	471,482
Bio-Techne Corp.	1,510	381,139
Bruker Corp.	4,001	170,203
Charles River Laboratories International, Inc.(a)	1,893	431,036
ChromaDex Corp.(a)(b)	2,577	11,622
Codexis, Inc.(a)	2,533	33,714
Fluidigm Corp.(a)	1,669	9,580
Illumina, Inc.(a)	5,650	1,653,755
IQVIA Holdings, Inc.(a)	7,396	1,138,910
Luminex Corp.	1,645	36,256
Medpace Holdings, Inc.(a)	1,079	119,704
Mettler-Toledo International, Inc.(a)	917	915,084
NanoString Technologies, Inc.(a)	1,746	63,991
NeoGenomics, Inc.(a)	4,100	160,843
Pacific Biosciences of California, Inc.(a)(b)	7,067	92,648
PerkinElmer, Inc.	4,322	559,915
Personalis, Inc.(a)	1,047	25,892
PPD, Inc.(a)	6,163	202,639
PRA Health Sciences, Inc.(a)	2,533	246,816
QIAGEN NV(a)	8,709	413,155
Quanterix Corp.(a)	647	23,687
Repligen Corp.(a)	1,981	329,975

16

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health, Inc.(a)	2,633	$139,760
Thermo Fisher Scientific, Inc.	15,319	7,247,725
Waters Corp.(a)	2,379	530,089

		17,477,117

Machinery — 1.9%
AGCO Corp.	2,407	185,411
Alamo Group, Inc.	335	40,311
Albany International Corp., Class A	1,186	60,415
Allison Transmission Holdings, Inc.	4,437	160,398
Altra Industrial Motion Corp.(b)	2,663	113,870
Astec Industries, Inc.	811	41,199
Barnes Group, Inc.	1,726	63,344
Blue Bird Corp.(a)	429	4,951
Caterpillar, Inc.	20,997	3,297,579
Chart Industries, Inc.(a)	1,517	128,111
CIRCOR International, Inc.(a)	747	20,841
Colfax Corp.(a)	3,869	105,198
Columbus McKinnon Corp.	771	26,129
Crane Co.	1,824	92,568
Cummins, Inc.	5,675	1,247,876
Deere & Co.	10,923	2,467,615
Donaldson Co., Inc.	4,988	236,930
Douglas Dynamics, Inc.	741	25,276
Dover Corp.	5,540	613,333
Energy Recovery, Inc.(a)	703	6,812
Enerpac Tool Group Corp.	1,778	31,702
EnPro Industries, Inc.	672	39,661
ESCO Technologies, Inc.	1,063	88,962
Evoqua Water Technologies Corp.(a)	3,569	81,837
Federal Signal Corp.	2,841	81,480
Flowserve Corp.	5,174	150,667
Fortive Corp.	11,449	705,258
Franklin Electric Co., Inc.	1,806	107,872
Gates Industrial Corp. PLC(a)	2,328	25,841
Gencor Industries, Inc.(a)	1,081	12,496
Gorman-Rupp Co.	505	15,680
Graco, Inc.	6,418	397,274
Graham Corp.	286	3,775
Greenbrier Cos., Inc.	1,363	36,774
Helios Technologies, Inc.	1,347	56,359
Hillenbrand, Inc.	2,582	75,524
Hurco Cos., Inc.	172	5,132
Hyster-Yale Materials Handling, Inc.	411	17,426
IDEX Corp.	2,939	500,776
Illinois Tool Works, Inc.	12,183	2,386,406
Ingersoll Rand Inc.(a)	13,124	458,553
ITT, Inc.	3,477	210,393
John Bean Technologies Corp.	1,283	107,734
Kadant, Inc.	395	45,472
Kennametal, Inc.	3,094	95,914
LB Foster Co., Class A(a)	354	4,800
Lincoln Electric Holdings, Inc.	2,273	231,437
Lindsay Corp.	413	43,489
Luxfer Holdings PLC	874	10,855
Lydall, Inc.(a)	520	10,291
Manitowoc Co., Inc.(a)	1,232	9,277
Meritor, Inc.(a)	2,656	64,647
Middleby Corp.(a)(b)	2,167	215,703
Miller Industries, Inc.	363	10,868
Mueller Industries, Inc.	2,284	66,076
Mueller Water Products, Inc., Class A	6,381	66,107

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)	2,037	$87,815
NN, Inc.(a)	2,043	10,951
Nordson Corp.	2,230	431,349
Omega Flex, Inc.	130	19,461
Oshkosh Corp.	2,639	177,763
Otis Worldwide Corp.	15,814	969,082
PACCAR, Inc.	13,105	1,118,905
Parker-Hannifin Corp.	4,947	1,030,757
Park-Ohio Holdings Corp.(a)	132	2,606
Pentair PLC	6,432	320,056
Proto Labs, Inc.(a)(b)	1,060	125,165
RBC Bearings, Inc.(a)	974	115,955
REV Group, Inc.(a)	1,078	8,462
Rexnord Corp.	4,719	151,386
Shyft Group, Inc.	1,242	23,983
Snap-on, Inc.	2,121	334,121
SPX Corp.(a)	1,924	81,558
SPX FLOW, Inc.(a)	1,814	76,823
Standex International Corp.	383	23,780
Stanley Black & Decker, Inc.	5,965	991,383
Tennant Co.	616	36,726
Terex Corp.(a)	2,288	56,491
Timken Co.	2,478	147,937
Toro Co.	4,185	343,589
TriMas Corp.(a)	1,521	37,006
Trinity Industries, Inc.	3,944	74,305
Wabash National Corp.	1,971	28,106
Watts Water Technologies, Inc., Class A	1,043	115,533
Welbilt, Inc.(a)	4,491	27,305
Westinghouse Air Brake Technologies Corp.	7,167	425,003
Woodward, Inc.	2,169	172,544
Xylem, Inc.	6,880	599,523

		23,576,114

Marine — 0.0%
Costamare, Inc.	1,248	7,101
Eagle Bulk Shipping, Inc.(a)	219	3,014
Genco Shipping & Trading Ltd.	1,092	7,054
Kirby Corp.(a)	2,395	92,184
Matson, Inc.	1,815	94,289
Safe Bulkers, Inc.(a)	2,358	2,091
Scorpio Bulkers Inc.	134	1,471

		207,204

Media — 1.3%
Altice USA, Inc., Class A(a)	11,997	323,319
AMC Networks, Inc., Class A(a)(b)	1,603	34,064
Boston Omaha Corp., Class A(a)	863	13,791
Cable One, Inc.	203	351,568
Cardlytics, Inc.(a)(b)	1,008	74,411
Charter Communications, Inc., Class A(a)	5,796	3,499,741
Comcast Corp., Class A	175,965	7,432,762
ComScore, Inc.(a)	2,806	5,598
Daily Journal Corp.(a)(b)	60	16,272
Discovery, Inc., Class A(a)(b)	5,778	116,947
Discovery, Inc., Class C(a)	12,758	233,726
DISH Network Corp., Class A(a)	9,440	240,626
Emerald Holding Inc.(a)	736	1,928
Entercom Communications Corp., Class A(a)	3,599	5,398
Entravision Communications Corp., Class A	1,689	3,091
EW Scripps Co., Class A	1,830	16,616
Fluent, Inc.(a)	1,571	4,006
Fox Corp., Class A	13,004	344,866

17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Fox Corp., Class B(a)	5,912	$154,540
Gannett Co., Inc.(a)	4,135	4,755
Gray Television, Inc.(a)	3,459	43,860
iHeartMedia, Inc., Class A(a)	2,633	21,643
Interpublic Group of Cos., Inc.	14,447	261,346
John Wiley & Sons, Inc., Class A	1,563	48,390
Liberty Broadband Corp., Class A(a)	1,216	170,909
Liberty Broadband Corp., Class C(a)	3,819	541,190
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	3,363	116,259
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	6,893	238,498
Loral Space & Communications, Inc.	436	7,591
Meredith Corp.(a)	1,332	14,652
MSG Networks, Inc., Class A(a)	1,788	15,985
National CineMedia, Inc.	2,288	4,542
New York Times Co., Class A(b)	6,284	249,223
News Corp., Class A	14,610	191,829
News Corp., Class B	5,383	70,087
Nexstar Media Group, Inc., Class A	1,635	134,724
Omnicom Group, Inc.	8,283	390,958
Scholastic Corp.	975	19,266
Sinclair Broadcast Group, Inc., Class A	2,243	41,675
Sirius XM Holdings, Inc.(b)	46,139	264,376
TechTarget, Inc.(a)	999	43,756
TEGNA, Inc.	9,011	108,402
Tribune Publishing Co.(a)	502	5,753
ViacomCBS, Inc., Class A	716	21,380
ViacomCBS, Inc., Class B	20,877	596,456
WideOpenWest, Inc.(a)	3,478	17,355

		16,518,130

Metals & Mining — 0.4%
Alcoa Corp.(a)	7,441	96,138
Allegheny Technologies, Inc.(a)	4,571	42,099
Arconic Corp.(a)	3,509	76,286
Carpenter Technology Corp.	1,574	27,514
Century Aluminum Co.(a)	1,825	12,008
Cleveland-Cliffs, Inc.(a)	15,670	129,748
Coeur Mining, Inc.(a)	10,214	72,213
Commercial Metals Co.	4,356	89,951
Compass Minerals International, Inc.	1,403	84,713
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.(a)	56,165	973,901
Gold Resource Corp.	1,386	3,798
Haynes International, Inc.	363	5,884
Hecla Mining Co.	20,181	92,429
Kaiser Aluminum Corp.	636	40,023
Materion Corp.	920	47,095
Newmont Corp.	31,156	1,957,843
Novagold Resources, Inc.(a)	8,391	86,931
Nucor Corp.	11,711	559,317
Olympic Steel, Inc.	97	1,107
Reliance Steel & Aluminum Co.	2,419	263,647
Royal Gold, Inc.	2,585	307,124
Ryerson Holding Corp.(a)	148	1,165
Schnitzer Steel Industries, Inc., Class A	861	18,081
Southern Copper Corp.	3,269	171,099
Steel Dynamics, Inc.	8,104	255,114
SunCoke Energy, Inc.	1,917	6,690
TimkenSteel Corp.(a)	1,376	5,325
United States Steel Corp.	9,606	92,794

Security	Shares	Value

Metals & Mining (continued)
Warrior Met Coal, Inc.	2,567	$38,505
Worthington Industries, Inc.	1,445	71,108

		5,629,650

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	22,066	308,262
Annaly Capital Management, Inc.	54,358	385,398
Anworth Mortgage Asset Corp.	2,687	4,407
Apollo Commercial Real Estate Finance, Inc.	7,093	61,709
Arbor Realty Trust, Inc.	4,147	49,018
Ares Commercial Real Estate Corp.	1,122	10,446
Arlington Asset Investment Corp., Class A(a)	839	2,064
ARMOUR Residential REIT, Inc.	1,713	16,342
Blackstone Mortgage Trust, Inc., Class A	5,061	109,824
Broadmark Realty Capital Inc.	5,258	52,422
Capstead Mortgage Corp.	2,469	12,617
Cherry Hill Mortgage Investment Corp.	1,244	11,395
Chimera Investment Corp.	8,610	71,893
Colony Credit Real Estate, Inc.(a)	2,738	14,347
Dynex Capital, Inc.	695	11,384
Ellington Financial, Inc.	1,920	23,501
Granite Point Mortgage Trust, Inc.	1,933	13,028
Great Ajax Corp.	332	2,550
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,809	117,557
Invesco Mortgage Capital, Inc.	6,966	18,808
KKR Real Estate Finance Trust, Inc.	1,316	21,990
Ladder Capital Corp.	4,671	35,032
MFA Financial, Inc.	20,140	56,795
New Residential Investment Corp.	15,174	113,805
New York Mortgage Trust, Inc.	17,656	44,846
Orchid Island Capital, Inc.	1,593	8,268
PennyMac Mortgage Investment Trust	3,973	59,476
Ready Capital Corp.	1,353	15,208
Redwood Trust, Inc.	4,274	36,329
Starwood Property Trust, Inc.	10,933	152,734
TPG RE Finance Trust, Inc.	3,418	26,729
Two Harbors Investment Corp.	9,340	47,260
Western Asset Mortgage Capital Corp.	1,131	2,194

		1,917,638

Multiline Retail — 0.5%
Big Lots, Inc.	1,393	66,307
Dillard’s, Inc., Class A(b)	348	15,566
Dollar General Corp.	9,743	2,033,461
Dollar Tree, Inc.(a)	9,148	826,247
Kohl’s Corp.(a)	6,356	135,319
Macy’s, Inc.(a)(b)	10,824	67,217
Nordstrom, Inc.(a)(b)	4,470	54,087
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,165	188,550
Target Corp.	19,380	2,950,024

		6,336,778

Multi-Utilities — 0.9%
Ameren Corp.	9,559	775,426
Avista Corp.	2,622	87,103
Black Hills Corp.	2,424	137,344
CenterPoint Energy, Inc.	19,321	408,253
CMS Energy Corp.	11,014	697,517
Consolidated Edison, Inc.	12,960	1,017,230
Dominion Energy, Inc.	32,586	2,617,959
DTE Energy Co.	7,407	914,172
MDU Resources Group, Inc.	7,660	182,001

18

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource, Inc.	14,340	$329,390
NorthWestern Corp.	1,857	96,805
Public Service Enterprise Group, Inc.	19,458	1,131,483
Sempra Energy	11,258	1,411,303
Unitil Corp.	767	26,500
WEC Energy Group, Inc.	12,260	1,232,743

		11,065,229

Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp.	11,319	64,858
Antero Resources Corp.(a)(b)	10,080	34,272
Apache Corp.	14,615	121,304
Arch Resources, Inc.(a)	592	18,086
Ardmore Shipping Corp.(a)	703	1,968
Berry Corp.(a)	2,607	6,830
Bonanza Creek Energy, Inc.(a)(b)	672	11,901
Brigham Minerals, Inc., Class A	617	5,442
Cabot Oil & Gas Corp.	15,376	273,539
Cheniere Energy, Inc.(a)	9,109	436,048
Chevron Corp.	74,671	5,189,634
Cimarex Energy Co.	3,621	91,865
Clean Energy Fuels Corp.(a)	4,949	12,274
CNX Resources Corp.(a)	8,157	79,123
Concho Resources, Inc.	7,614	316,057
ConocoPhillips	41,764	1,195,286
CONSOL Energy, Inc.(a)	881	3,339
Contango Oil & Gas Co.(a)	4,501	5,626
Continental Resources, Inc.(a)	3,232	38,881
CVR Energy, Inc.(a)	1,053	11,594
Delek US Holdings, Inc.	2,513	25,281
Devon Energy Corp.	15,261	136,281
DHT Holdings, Inc.	4,668	22,453
Diamond S Shipping, Inc.(a)	1,594	9,022
Diamondback Energy, Inc.	5,937	154,124
Dorian LPG Ltd.(a)	1,250	10,250
Energy Fuels, Inc.(a)(b)	4,782	7,221
EOG Resources, Inc.	22,442	768,414
EQT Corp.(a)	10,020	151,703
Equitrans Midstream Corp.	15,873	115,238
Evolution Petroleum Corp.	1,161	2,566
Exxon Mobil Corp.	163,944	5,347,853
Falcon Minerals Corp.	1,711	3,148
Frontline Ltd.	4,838	26,174
Golar LNG Ltd.(a)	3,854	29,098
Goodrich Petroleum Corp.(a)	829	7,942
Green Plains, Inc.(a)	1,196	18,060
Gulfport Energy Corp.(a)	5,379	1,377
Hess Corp.	10,891	405,363
HollyFrontier Corp.	5,849	108,265
International Seaways, Inc.	846	11,455
Kinder Morgan, Inc.	74,577	887,466
Kosmos Energy Ltd.(a)	13,128	13,053
Magnolia Oil & Gas Corp., Class A(a)(b)	3,654	15,858
Marathon Oil Corp.	30,603	121,188
Marathon Petroleum Corp.	25,047	738,886
Matador Resources Co.(a)(b)	4,298	30,387
Montage Resources Corp.(a)	38	188
Murphy Oil Corp.	5,383	41,557
NACCO Industries, Inc., Class A	95	1,852
Nordic American Tankers Ltd.	4,938	14,370
Occidental Petroleum Corp.(b)	32,418	295,976
ONEOK, Inc.	16,783	486,707

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group, Inc., Class A(a)	2,632	$5,027
Ovintiv Inc.	10,156	93,435
Par Pacific Holdings, Inc.(a)	1,459	9,396
Parsley Energy, Inc., Class A	11,819	118,308
PBF Energy, Inc., Class A(a)	4,171	19,479
PDC Energy, Inc.(a)	4,302	51,280
Peabody Energy Corp.(a)	2,502	3,228
Penn Virginia Corp.(a)(b)	390	2,995
Phillips 66	16,951	790,934
Pioneer Natural Resources Co.	6,348	505,047
PrimeEnergy Resources Corp.(a)	80	4,120
Range Resources Corp.(a)	8,998	59,207
Renewable Energy Group, Inc.(a)	1,619	91,312
REX American Resources Corp.(a)	221	16,064
Scorpio Tankers, Inc.(b)	2,267	19,995
SFL Corp. Ltd.	3,785	24,640
SM Energy Co.	3,522	5,670
Southwestern Energy Co.(a)	22,056	58,889
Talos Energy, Inc.(a)	673	4,428
Targa Resources Corp.	9,305	149,345
Tellurian, Inc.(a)(b)	3,575	3,432
Uranium Energy Corp.(a)(b)	5,795	4,999
Valero Energy Corp.	15,960	616,216
W&T Offshore, Inc.(a)	2,856	3,998
Whiting Petroleum Corp.(a)	46	672
Williams Cos., Inc.	46,910	900,203
World Fuel Services Corp.	2,370	49,888
WPX Energy, Inc.(a)(b)	14,780	68,136

		21,607,046

Paper & Forest Products — 0.0%
Boise Cascade Co.	1,353	51,928
Clearwater Paper Corp.(a)	635	23,590
Domtar Corp.(a)	2,027	48,405
Glatfelter Corp.	1,299	18,537
Louisiana-Pacific Corp.	4,635	132,468
Neenah, Inc.	540	20,320
Schweitzer-Mauduit International, Inc.	1,205	40,006
Verso Corp., Class A	1,086	8,449

		343,703

Personal Products — 0.2%
BellRing Brands, Inc., Class A(a)(b)	1,574	28,788
Coty, Inc., Class A(a)	10,271	29,786
Edgewell Personal Care Co.(a)	2,094	54,905
elf Beauty, Inc.(a)	2,100	42,567
Estee Lauder Cos., Inc., Class A	8,577	1,884,024
Herbalife Nutrition Ltd.(a)	3,493	157,674
Inter Parfums, Inc.(a)	578	23,733
Lifevantage Corp.(a)	732	8,089
Medifast, Inc.	460	64,625
Nature’s Sunshine Products, Inc.(a)	255	2,657
Nu Skin Enterprises, Inc., Class A	1,980	97,713
Revlon, Inc., Class A(a)(b)	260	1,066
USANA Health Sciences, Inc.(a)	423	32,000

		2,427,627

Pharmaceuticals — 3.6%
AcelRx Pharmaceuticals, Inc.(a)	3,530	6,036
Aerie Pharmaceuticals, Inc.(a)(b)	1,684	17,867
Agile Therapeutics, Inc.(a)	4,161	11,318
AMAG Pharmaceuticals, Inc.(a)(b)	1,090	14,955
Amneal Pharmaceuticals, Inc.(a)	5,098	21,208
Amphastar Pharmaceuticals, Inc.(a)	1,216	23,821

19

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
ANI Pharmaceuticals, Inc.(a)	794	$20,239
Arvinas, Inc.(a)	1,232	25,761
Axsome Therapeutics, Inc.(a)	1,104	73,206
BioDelivery Sciences International, Inc.(a)	3,852	12,172
Bristol-Myers Squibb Co.	87,957	5,141,087
Cara Therapeutics, Inc.(a)	1,585	21,017
Catalent, Inc.(a)	6,253	548,826
Chiasma, Inc.(a)	2,036	7,635
Collegium Pharmaceutical, Inc.(a)	1,582	28,207
Corcept Therapeutics, Inc.(a)(b)	3,744	62,824
CorMedix, Inc.(a)	1,458	7,363
Cymabay Therapeutics, Inc.(a)	3,406	28,338
Durect Corp.(a)	7,508	13,552
Elanco Animal Health, Inc.(a)	15,711	487,198
Eli Lilly & Co.	32,739	4,271,130
Eloxx Pharmaceuticals, Inc.(a)	661	1,672
Endo International PLC(a)	9,338	42,675
Evofem Biosciences, Inc.(a)	5,811	13,772
Evolus, Inc.(a)(b)	275	833
Fulcrum Therapeutics, Inc.(a)	659	6,498
Horizon Therapeutics PLC(a)	7,480	560,476
Innoviva, Inc.(a)	2,582	27,911
Intersect ENT, Inc.(a)	1,517	23,513
Intra-Cellular Therapies, Inc.(a)	2,695	66,486
Jazz Pharmaceuticals PLC(a)	2,165	311,976
Johnson & Johnson	102,575	14,064,058
Kala Pharmaceuticals, Inc.(a)(b)	1,156	7,630
Lannett Co., Inc.(a)	1,056	6,790
Liquidia Technologies, Inc.(a)	1,077	4,976
Marinus Pharmaceuticals Inc.(a)	1,328	17,317
Merck & Co., Inc.	98,405	7,401,040
Mylan NV(a)	19,798	287,863
MyoKardia, Inc.(a)	1,968	439,907
Nektar Therapeutics(a)(b)	6,809	107,855
NGM Biopharmaceuticals, Inc.(a)	1,461	25,334
Ocular Therapeutix, Inc.(a)(b)	2,768	26,296
Odonate Therapeutics, Inc.(a)	353	5,087
Omeros Corp.(a)(b)	2,229	22,602
Optinose, Inc.(a)(b)	514	1,645
Pacira BioSciences, Inc.(a)	1,813	94,820
Paratek Pharmaceuticals, Inc.(a)	915	4,365
Perrigo Co. PLC	5,278	231,546
Pfizer, Inc.	216,106	7,667,441
Phathom Pharmaceuticals, Inc.(a)(b)	560	22,042
Phibro Animal Health Corp., Class A	619	10,176
Prestige Consumer Healthcare, Inc.(a)	2,255	74,483
Provention Bio Inc.(a)(b)	1,609	19,083
Reata Pharmaceuticals, Inc., Class A(a)(b)	931	108,657
Recro Pharma, Inc.(a)	902	1,434
Relmada Therapeutics, Inc.(a)	534	16,517
Revance Therapeutics, Inc.(a)	2,534	65,580
Satsuma Pharmaceuticals Inc.(a)	424	1,509
SIGA Technologies, Inc.(a)	3,614	23,093
Supernus Pharmaceuticals, Inc.(a)	2,277	41,806
TherapeuticsMD, Inc.(a)(b)	7,503	9,154
Theravance Biopharma, Inc.(a)	1,792	33,887
Tricida, Inc.(a)	1,280	7,206
Verrica Pharmaceuticals, Inc.(a)(b)	732	5,424
VYNE Therapeutics, Inc.(a)(b)	10,555	16,888
WaVe Life Sciences Ltd.(a)	1,000	7,070

Security	Shares	Value

Pharmaceuticals (continued)
Xeris Pharmaceuticals, Inc.(a)(b)	3,725	$17,619
Zoetis, Inc.	18,454	2,925,882
Zogenix, Inc.(a)	2,357	50,251

		45,773,905

Professional Services — 0.5%
ASGN, Inc.(a)(b)	2,048	136,561
Barrett Business Services, Inc.	250	14,812
BG Staffing, Inc.	403	3,212
CBIZ, Inc.(a)	1,845	41,826
CoreLogic, Inc.	3,215	247,330
CoStar Group, Inc.(a)	1,509	1,242,827
CRA International, Inc.	196	8,026
Equifax, Inc.	4,688	640,381
Exponent, Inc.	2,001	139,250
Forrester Research, Inc.(a)	474	17,510
Franklin Covey Co.(a)	195	3,299
FTI Consulting, Inc.(a)	1,493	147,001
GP Strategies Corp.(a)	414	3,995
Heidrick & Struggles International, Inc.	563	12,865
Huron Consulting Group, Inc.(a)	877	33,203
ICF International, Inc.	640	41,850
IHS Markit Ltd.	15,320	1,238,928
Insperity, Inc.	1,410	107,978
Kelly Services, Inc., Class A(a)	887	15,416
Kforce, Inc.	689	23,908
Korn Ferry	2,175	65,663
ManpowerGroup, Inc.	2,272	154,201
Mistras Group, Inc.(a)	335	1,246
Nielsen Holdings PLC	13,881	187,532
Resources Connection, Inc.	605	6,498
Robert Half International, Inc.	4,479	227,041
TransUnion	7,329	583,828
TriNet Group, Inc.(a)(b)	1,574	108,480
TrueBlue, Inc.(a)	1,432	22,225
Upwork, Inc.(a)	3,805	70,202
Verisk Analytics, Inc.	6,088	1,083,481
Willdan Group, Inc.(a)	300	7,851

		6,638,426

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	294	3,272
CBRE Group, Inc., Class A(a)	12,728	641,491
CTO Realty Growth Inc.	88	3,884
Cushman & Wakefield PLC(a)(b)	4,042	47,372
eXp World Holdings, Inc.(a)	1,001	42,432
Forestar Group, Inc.(a)	1,192	19,835
FRP Holdings, Inc.(a)	186	7,526
Howard Hughes Corp.(a)(b)	1,628	101,245
Jones Lang LaSalle, Inc.(a)	1,993	224,930
Kennedy-Wilson Holdings, Inc.	4,952	65,267
Marcus & Millichap, Inc.(a)	917	28,638
Newmark Group, Inc., Class A	5,556	26,308
Rafael Holdings, Inc., Class B(a)	432	7,085
RE/MAX Holdings, Inc., Class A	632	20,439
Realogy Holdings Corp.(a)	5,026	56,090
Redfin Corp.(a)	3,650	152,461
RMR Group, Inc., Class A	541	14,423
St. Joe Co.(a)	1,480	40,019

20

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Stratus Properties, Inc.(a)	132	$2,821
Tejon Ranch Co.(a)	507	6,951

		1,512,489

Road & Rail — 1.1%
AMERCO	344	119,423
ArcBest Corp.	886	27,041
Avis Budget Group, Inc.(a)	2,004	67,475
Covenant Logistics Group, Inc,, Class A(a)	245	3,374
CSX Corp.	29,601	2,336,703
Daseke, Inc.(a)(b)	1,090	7,161
Heartland Express, Inc.	1,712	31,347
JB Hunt Transport Services, Inc.	3,274	398,577
Kansas City Southern	3,649	642,735
Knight-Swift Transportation Holdings, Inc.	5,064	192,381
Landstar System, Inc.	1,505	187,673
Lyft, Inc., Class A(a)(b)	9,719	221,885
Marten Transport Ltd.	2,723	41,784
Norfolk Southern Corp.	9,935	2,077,607
Old Dominion Freight Line, Inc.	3,734	710,841
Ryder System, Inc.	1,915	94,333
Saia, Inc.(a)	991	146,331
Schneider National, Inc., Class B	2,360	52,062
Uber Technologies, Inc.(a)	53,405	1,784,261
Union Pacific Corp.	26,358	4,670,374
Universal Logistics Holdings, Inc.	345	6,807
US Xpress Enterprises, Inc., Class A(a)	1,385	9,986
Werner Enterprises, Inc.	2,422	92,084

		13,922,245

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.(a)	1,561	105,321
Advanced Micro Devices, Inc.(a)	45,241	3,406,195
Alpha & Omega Semiconductor Ltd.(a)	1,152	18,271
Ambarella, Inc.(a)	1,270	69,431
Amkor Technology, Inc.(a)	3,598	42,636
Analog Devices, Inc.	14,269	1,691,305
Applied Materials, Inc.	35,523	2,104,027
Axcelis Technologies, Inc.(a)	1,025	22,622
AXT, Inc.(a)	1,214	7,223
Broadcom, Inc.	15,150	5,296,894
Brooks Automation, Inc.	2,978	139,073
CEVA, Inc.(a)	893	36,006
Cirrus Logic, Inc.(a)	2,343	161,362
CMC Materials, Inc.	1,131	160,817
Cohu, Inc.(a)	1,956	42,504
Cree, Inc.(a)	4,162	264,703
CyberOptics Corp.(a)	375	8,640
Diodes, Inc.(a)	1,521	87,959
DSP Group, Inc.(a)	1,034	13,618
Enphase Energy, Inc.(a)	4,040	396,284
Entegris, Inc.	5,074	379,383
First Solar, Inc.(a)(b)	3,485	303,352
FormFactor, Inc.(a)	3,440	97,524
Ichor Holdings Ltd.(a)	969	22,539
Impinj, Inc.(a)(b)	724	18,469
Inphi Corp.(a)	1,931	269,877
Intel Corp.	164,583	7,287,735
KLA Corp.	6,009	1,184,855
Lam Research Corp.	5,615	1,920,779
Lattice Semiconductor Corp.(a)	4,905	171,184
MACOM Technology Solutions Holdings, Inc.(a)	1,744	63,656
Marvell Technology Group Ltd.	25,521	957,293

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Maxeon Solar Technologies Ltd.(a)(b)	287	$4,649
Maxim Integrated Products, Inc.(a)	10,263	714,818
MaxLinear, Inc.(a)	2,605	68,876
Microchip Technology, Inc.	9,415	989,328
Micron Technology, Inc.(a)	43,145	2,171,919
MKS Instruments, Inc.	2,081	225,560
Monolithic Power Systems, Inc.	1,664	531,814
NeoPhotonics Corp.(a)	1,665	11,339
NVE Corp.	172	7,934
NVIDIA Corp.	22,904	11,483,149
ON Semiconductor Corp.(a)(b)	15,807	396,598
Onto Innovation, Inc.(a)	1,653	53,012
PDF Solutions, Inc.(a)	1,754	32,870
Photronics, Inc.(a)	2,227	21,713
Power Integrations, Inc.	2,308	138,965
Qorvo, Inc.(a)	4,431	564,332
QUALCOMM, Inc.	43,660	5,385,898
Rambus, Inc.(a)	4,883	67,337
Semtech Corp.(a)	2,463	135,194
Silicon Laboratories, Inc.(a)	1,662	170,288
SiTime Corp.(a)(b)	439	36,652
Skyworks Solutions, Inc.	6,450	911,320
SMART Global Holdings, Inc.(a)	853	22,511
SolarEdge Technologies Inc.(a)	1,860	479,303
SunPower Corp.(a)(b)	3,123	49,937
Synaptics, Inc.(a)	1,413	108,335
Teradyne, Inc.	6,446	566,281
Texas Instruments, Inc.	35,627	5,151,308
Ultra Clean Holdings, Inc.(a)	1,678	35,725
Universal Display Corp.	1,637	324,633
Veeco Instruments, Inc.(a)	1,822	23,194
Xilinx, Inc.	9,471	1,124,113

		58,760,442

Software — 9.5%
2U, Inc.(a)(b)	2,816	103,770
8x8, Inc.(a)	4,262	73,647
A10 Networks, Inc.(a)	3,291	22,181
ACI Worldwide, Inc.(a)	4,550	132,724
Adobe, Inc.(a)	18,646	8,336,627
Agilysys, Inc.(a)	963	26,078
Alarm.com Holdings, Inc.(a)	1,962	114,443
Altair Engineering, Inc., Class A(a)	1,683	72,419
Alteryx, Inc., Class A(a)(b)	2,095	262,608
American Software, Inc., Class A	1,641	24,090
Anaplan, Inc.(a)	5,237	289,868
ANSYS, Inc.(a)	3,309	1,007,160
Appfolio, Inc., Class A(a)	629	89,865
Appian Corp.(a)(b)	1,357	85,898
Aspen Technology, Inc.(a)	2,622	287,922
Asure Software, Inc.(a)	374	2,644
Atlassian Corp. PLC, Class A(a)	4,938	946,220
Autodesk, Inc.(a)	8,473	1,995,730
Avalara, Inc.(a)	3,255	485,158
Avaya Holdings Corp.(a)	3,153	54,232
Benefitfocus, Inc.(a)	1,165	11,965
Bill.Com Holdings, Inc.(a)	2,205	220,500
Blackbaud, Inc.(a)	2,022	99,765
Blackline, Inc.(a)	2,017	197,021
Bottomline Technologies DE, Inc.(a)	1,955	77,653
Box, Inc., Class A(a)	5,702	88,381
Cadence Design Systems, Inc.(a)	10,544	1,153,197
CDK Global, Inc.	4,857	209,337

21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cerence, Inc.(a)	1,491	$81,379
Ceridian HCM Holding, Inc.(a)	4,200	362,124
ChannelAdvisor Corp.(a)	878	14,224
Citrix Systems, Inc.	4,801	543,809
Cloudera, Inc.(a)	7,839	76,195
Cloudflare, Inc., Class A(a)	4,150	215,676
CommVault Systems, Inc.(a)	1,545	61,167
Cornerstone OnDemand, Inc.(a)	2,151	81,717
Coupa Software, Inc.(a)	2,572	688,524
Crowdstrike Holdings, Inc., Class A(a)(b)	5,897	730,284
Datadog Inc., Class A(a)	5,943	539,327
Digimarc Corp.(a)	495	15,687
Digital Turbine, Inc.(a)(b)	3,249	93,116
DocuSign, Inc.(a)	6,895	1,394,514
Domo, Inc., Class B(a)	1,133	35,995
Dropbox, Inc., Class A(a)	9,423	172,064
Dynatrace, Inc.(a)	6,942	245,122
Ebix, Inc.	762	13,762
eGain Corp.(a)	724	11,475
Elastic NV(a)	2,613	264,984
Envestnet, Inc.(a)	2,062	158,238
Everbridge, Inc.(a)(b)	1,350	141,332
Fair Isaac Corp.(a)	1,083	423,940
FireEye, Inc.(a)	8,967	124,103
Five9, Inc.(a)	2,407	365,190
Fortinet, Inc.(a)	5,193	573,151
Globant SA(a)	1,525	275,430
GTY Technology Holdings, Inc.(a)(b)	2,386	6,943
Guidewire Software, Inc.(a)(b)	3,319	318,989
HubSpot, Inc.(a)	1,617	469,043
Intelligent Systems Corp.(a)	318	12,059
Intuit, Inc.	9,752	3,068,759
j2 Global, Inc.(a)	1,844	125,171
LivePerson, Inc.(a)	2,481	132,634
Manhattan Associates, Inc.(a)	2,382	203,661
Medallia, Inc.(a)(b)	3,171	90,215
Microsoft Corp.	290,732	58,864,508
MicroStrategy, Inc., Class A(a)	315	52,627
Mimecast Ltd.(a)	2,193	83,795
Mitek Systems, Inc.(a)	1,307	16,272
MobileIron, Inc.(a)	4,643	32,687
Model N, Inc.(a)(b)	1,370	48,265
New Relic, Inc.(a)	1,996	121,077
NortonLifeLock, Inc.	21,412	440,445
Nuance Communications, Inc.(a)(b)	10,947	349,319
Nutanix, Inc., Class A(a)	7,296	177,585
OneSpan, Inc.(a)	1,431	31,382
Oracle Corp.	74,596	4,185,582
PagerDuty, Inc.(a)(b)	2,748	74,471
Palo Alto Networks, Inc.(a)	3,693	816,855
Paycom Software, Inc.(a)	1,915	697,232
Paylocity Holding Corp.(a)	1,356	251,565
Pegasystems, Inc.	1,527	176,949
Ping Identity Holding Corp.(a)	1,588	43,972
Pluralsight, Inc., Class A(a)	3,812	59,848
Progress Software Corp.	1,568	57,028
Proofpoint, Inc.(a)	2,146	205,458
PROS Holdings, Inc.(a)(b)	1,606	45,241
PTC, Inc.(a)	4,146	347,766
Q2 Holdings, Inc.(a)	1,896	172,991
QAD, Inc., Class A	286	11,966
Qualys, Inc.(a)(b)	1,282	112,624

Security	Shares	Value

Software (continued)
Rapid7, Inc.(a)	2,002	$123,984
RealPage, Inc.(a)	3,572	198,925
RingCentral, Inc., Class A(a)	3,011	777,862
SailPoint Technologies Holding, Inc.(a)	3,564	147,942
salesforce.com, Inc.(a)	33,616	7,807,988
Sapiens International Corp. NV	1,182	32,068
Seachange International Inc.(a)	875	656
SecureWorks Corp., Class A(a)(b)	607	6,313
ServiceNow, Inc.(a)	7,349	3,656,642
ShotSpotter, Inc.(a)	218	6,390
Slack Technologies, Inc., Class A(a)(b)	14,804	378,686
Smartsheet, Inc., Class A(a)	4,230	210,866
SolarWinds Corp.(a)(b)	1,701	34,751
Splunk, Inc.(a)	6,131	1,214,183
Sprout Social Inc., Class A(a)	1,102	48,157
SPS Commerce, Inc.(a)	1,402	119,997
SS&C Technologies Holdings, Inc.	8,639	511,602
SVMK, Inc.(a)	4,616	96,613
Synchronoss Technologies, Inc.(a)(b)	1,198	3,318
Synopsys, Inc.(a)	5,760	1,231,834
Telenav, Inc.(a)	760	3,093
Tenable Holdings, Inc.(a)	2,954	100,761
Teradata Corp.(a)	4,094	75,207
Trade Desk, Inc., Class A(a)	1,605	909,152
Tyler Technologies, Inc.(a)	1,532	588,870
Upland Software, Inc.(a)	909	37,923
Varonis Systems, Inc.(a)	1,248	144,231
Verint Systems, Inc.(a)	2,702	131,101
Veritone, Inc.(a)(b)	1,045	9,802
VirnetX Holding Corp.	2,642	14,637
VMware, Inc., Class A(a)	3,106	399,835
Workday, Inc., Class A(a)	6,630	1,393,096
Workiva, Inc.(a)	1,633	90,321
Xperi Holding Corp.	4,056	50,294
Yext, Inc.(a)(b)	4,239	70,283
Zendesk, Inc.(a)	4,409	489,134
Zix Corp.(a)	2,268	13,903
Zoom Video Communications, Inc., Class A(a)	6,478	2,985,775
Zscaler, Inc.(a)	2,681	363,946
Zuora, Inc., Class A(a)(b)	4,368	42,020

		120,600,777

Specialty Retail — 2.3%
Aaron’s Holdings Co., Inc.	2,640	137,966
Abercrombie & Fitch Co., Class A(a)	2,479	35,251
Advance Auto Parts, Inc.	2,555	376,300
American Eagle Outfitters, Inc.	6,018	82,507
America’s Car-Mart, Inc.(a)	281	24,312
Asbury Automotive Group, Inc.(a)(b)	735	75,690
At Home Group, Inc.(a)	2,006	32,678
AutoNation, Inc.(a)	2,162	122,650
AutoZone, Inc.(a)	896	1,011,566
Bed Bath & Beyond, Inc.(a)	5,318	105,296
Best Buy Co., Inc.	8,853	987,552
Boot Barn Holdings, Inc.(a)	1,034	33,109
Buckle, Inc.	884	21,181
Burlington Stores, Inc.(a)	2,510	485,886
Caleres, Inc.	1,279	9,823
Camping World Holdings, Inc., Class A	1,601	42,330
CarMax, Inc.(a)	6,353	549,153
Carvana Co.(a)	2,149	398,317
Cato Corp., Class A(a)	507	3,103
Chico’s FAS, Inc.(a)	3,622	3,876

22

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Children’s Place, Inc.(a)	603	$15,238
Citi Trends, Inc.(a)	277	7,232
Conn’s, Inc.(a)	641	6,006
Container Store Group, Inc.(a)	1,057	10,063
Designer Brands, Inc., Class A(a)	1,907	8,257
Dick’s Sporting Goods, Inc.	2,443	138,396
Express, Inc.(a)	2,627	1,605
Five Below, Inc.(a)	2,140	285,348
Floor & Decor Holdings, Inc., Class A(a)	3,585	261,705
Foot Locker, Inc.	3,812	140,587
GameStop Corp., Class A(a)(b)	3,236	33,881
Gap, Inc.	7,032	136,772
Genesco, Inc.(a)	625	11,075
Group 1 Automotive, Inc.(a)	663	70,331
GrowGeneration Corp.(a)(b)	1,677	28,006
Guess?, Inc.	1,837	21,640
Haverty Furniture Cos., Inc.	502	12,560
Hibbett Sports, Inc.(a)	760	28,736
Home Depot, Inc.	41,637	11,105,004
Hudson Ltd., Class A(a)(b)	1,455	11,116
L Brands, Inc.(a)	9,043	289,466
Lithia Motors, Inc., Class A	957	219,698
Lowe’s Cos., Inc.	29,206	4,617,469
Lumber Liquidators Holdings, Inc.(a)	1,004	22,208
MarineMax, Inc.(a)	887	26,592
Michaels Cos., Inc.(a)	3,451	27,988
Monro, Inc.	1,209	50,851
Murphy USA, Inc.(a)(b)	1,084	132,562
National Vision Holdings, Inc.(a)	3,057	123,289
ODP Corp.(a)	2,168	42,276
O’Reilly Automotive, Inc.(a)	2,832	1,236,451
Penske Automotive Group, Inc.	1,347	68,913
Rent-A-Center, Inc.	1,710	52,839
RH(a)(b)	619	207,507
Ross Stores, Inc.(a)	13,465	1,146,814
Sally Beauty Holdings, Inc.(a)(b)	4,389	36,736
Shoe Carnival, Inc.	372	11,525
Signet Jewelers Ltd.(a)	1,788	39,837
Sleep Number Corp.(a)	1,074	68,049
Sonic Automotive, Inc., Class A	808	29,136
Sportsman’s Warehouse Holdings, Inc.(a)(b)	1,930	25,129
Tiffany & Co.	4,727	618,481
Tilly’s, Inc., Class A	598	3,672
TJX Cos., Inc.(a)	46,420	2,358,136
Tractor Supply Co.	4,425	589,454
Ulta Beauty, Inc.(a)(b)	2,098	433,803
Urban Outfitters, Inc.(a)	2,932	65,501
Williams-Sonoma, Inc.	3,022	275,637
Winmark Corp.	85	14,400
Zumiez, Inc.(a)	980	27,440

		29,733,963

Technology Hardware, Storage & Peripherals — 5.6%
3D Systems Corp.(a)(b)	5,730	32,604
Apple, Inc.	626,364	68,185,985
Avid Technology, Inc.(a)	592	5,517
Dell Technologies, Inc., Class C(a)	9,786	589,704
Diebold Nixdorf, Inc.(a)	2,781	17,326
Hewlett Packard Enterprise Co.	50,804	438,947
HP, Inc.	55,562	997,893
Immersion Corp.(a)	1,186	7,306
NCR Corp.(a)	4,662	94,732

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	8,527	$374,250
Pure Storage, Inc., Class A(a)	9,402	151,372
Super Micro Computer Inc.(a)	1,968	44,713
Western Digital Corp.(a)	11,727	442,460
Xerox Holdings Corp.	7,163	124,493

		71,507,302

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)(b)	5,737	121,739
Carter’s, Inc.(a)	1,695	138,058
Columbia Sportswear Co.(a)	1,102	82,198
Crocs, Inc.(a)	2,528	132,290
Deckers Outdoor Corp.(a)	1,096	277,694
Fossil Group, Inc.(a)(b)	1,424	8,131
G-III Apparel Group Ltd.(a)(b)	1,462	19,708
Hanesbrands, Inc.	13,136	211,096
Kontoor Brands, Inc.(a)	2,167	71,294
Lululemon Athletica, Inc.(a)	4,388	1,401,044
Movado Group, Inc.(a)	450	4,909
NIKE, Inc., Class B	46,933	5,635,715
Oxford Industries, Inc.	585	24,084
PVH Corp.(a)	2,671	155,693
Ralph Lauren Corp.(a)	1,924	128,619
Rocky Brands, Inc.	309	8,312
Skechers USA, Inc., Class A(a)	5,082	161,150
Steven Madden Ltd.(a)	3,544	85,091
Tapestry, Inc.(a)	10,699	237,839
Under Armour, Inc., Class A(a)	6,763	93,600
Under Armour, Inc., Class C(a)	8,568	104,787
Unifi, Inc.(a)	322	4,827
Vera Bradley, Inc.(a)	696	4,413
VF Corp.	12,493	839,530
Wolverine World Wide, Inc.	2,847	75,929

		10,027,750

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	1,972	53,757
Capitol Federal Financial, Inc.	5,759	66,113
Columbia Financial, Inc.(a)	2,444	29,792
Essent Group Ltd.	4,260	169,761
Federal Agricultural Mortgage Corp., Class C	456	29,453
Flagstar Bancorp, Inc.	1,881	55,207
Greene County Bancorp, Inc.	392	8,840
Hingham Institution for Savings	79	15,956
Home Bancorp, Inc.	190	4,796
HomeStreet, Inc.	954	29,641
Kearny Financial Corp.	3,052	25,637
Merchants Bancorp	405	8,740
Meridian Bancorp, Inc.	1,376	17,131
Meta Financial Group, Inc.	1,266	37,144
MGIC Investment Corp.	13,839	139,220
Mr Cooper Group, Inc.(a)	2,984	62,903
New York Community Bancorp, Inc.	17,538	145,741
NMI Holdings, Inc., Class A(a)	3,417	73,431
Northfield Bancorp, Inc.	1,190	12,090
Northwest Bancshares, Inc.	4,246	45,305
PCSB Financial Corp.	450	6,061
PennyMac Financial Services, Inc.	1,751	88,986
Premier Financial Corp.	1,940	34,901
Provident Bancorp, Inc.	875	7,542
Provident Financial Services, Inc.	3,591	48,730
Radian Group, Inc.	7,445	133,638
Southern Missouri Bancorp, Inc.	347	8,842

23

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Sterling Bancorp, Inc.(a)	551	$1,945
Territorial Bancorp, Inc.	536	11,369
TFS Financial Corp.	1,463	22,984
Timberland Bancorp, Inc.	434	8,268
TrustCo Bank Corp. NY	3,596	19,760
Walker & Dunlop, Inc.	1,172	73,695
Washington Federal, Inc.	3,037	64,658
Waterstone Financial, Inc.	804	13,571
Western New England Bancorp, Inc.	2,207	12,712
WSFS Financial Corp.	2,055	65,123

		1,653,443

Tobacco — 0.6%
Altria Group, Inc.	72,143	2,602,920
Philip Morris International, Inc.	60,415	4,290,673
Turning Point Brands, Inc.	705	26,416
Universal Corp.	807	32,159
Vector Group Ltd.	5,488	50,435

		7,002,603

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,187	114,054
Applied Industrial Technologies, Inc.	1,728	105,494
Beacon Roofing Supply, Inc.(a)	2,457	75,430
BMC Stock Holdings, Inc.(a)	2,469	97,748
CAI International, Inc.	573	15,098
DXP Enterprises, Inc.(a)	556	8,696
EVI Industries, Inc.(a)(b)	262	7,653
Fastenal Co.	22,101	955,426
Foundation Building Materials, Inc.(a)	572	8,328
GATX Corp.	1,299	88,696
GMS, Inc.(a)	1,500	33,900
H&E Equipment Services, Inc.	1,091	22,955
HD Supply Holdings, Inc.(a)	6,172	246,016
Herc Holdings, Inc.(a)	760	33,714
Lawson Products, Inc.(a)	255	10,509
MRC Global, Inc.(a)	2,394	10,198
MSC Industrial Direct Co., Inc., Class A	1,839	128,105
NOW, Inc.(a)	3,477	14,151
Rush Enterprises, Inc., Class A	1,789	64,118
Rush Enterprises, Inc., Class B	399	12,548
SiteOne Landscape Supply, Inc.(a)(b)	1,690	201,938
Systemax, Inc.	366	10,405
Textainer Group Holdings Ltd.(a)(b)	2,139	30,930
Titan Machinery, Inc.(a)	433	6,491
Transcat, Inc.(a)	348	10,757
Triton International Ltd.	2,422	89,323
United Rentals, Inc.(a)	2,752	490,654
Univar Solutions, Inc.(a)	6,925	114,886
Veritiv Corp.(a)	406	5,846
W.W. Grainger, Inc.	1,731	605,885
Watsco, Inc.	1,244	278,830
WESCO International, Inc.(a)	1,974	81,408

		3,980,190

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.(a)	3,112	80,290

Water Utilities — 0.1%
American States Water Co.	1,437	107,330
American Water Works Co., Inc.	7,002	1,053,871
Artesian Resources Corp., Class A	493	17,368
Cadiz, Inc.(a)	459	4,384
California Water Service Group	1,870	83,346
Consolidated Water Co. Ltd.	1,363	13,712

Security	Shares	Value

Water Utilities (continued)
Essential Utilities, Inc.	8,882	$365,938
Global Water Resources, Inc.	881	9,339
Middlesex Water Co.	609	39,061
SJW Group	1,031	62,571
York Water Co.	673	28,434

		1,785,354

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	1,697	15,850
Gogo, Inc.(a)(b)	2,125	17,085
Shenandoah Telecommunications Co	1,899	82,834
Spok Holdings, Inc.	353	3,205
Telephone & Data Systems, Inc.	3,846	65,382
T-Mobile US, Inc.(a)	21,338	2,338,005
United States Cellular Corp.(a)	438	12,755

		2,535,116

Total Common Stocks — 99.1% (Cost: $902,598,721)		1,260,499,457

Investment Companies

Equity Funds — 0.3%
iShares Russell 3000 ETF(d)	22,468	4,312,508

Total Investment Companies — 0.3% (Cost: $3,574,315)		4,312,508

Warrants

Oil, Gas & Consumable Fuels(a)(b) — 0.0%
Whiting Petroleum Corp. (Expires 09/01/24)	183	522
Whiting Petroleum Corp. (Expires 09/01/25)	91	270

		792

Total Warrants — 0.0% (Cost: $35,109)		792

Total Long-Term Investments — 99.4% (Cost: $906,208,145)		1,264,812,757

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(d)(f)(g)	15,898,851	15,909,980
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(d)(f)	1,603,045	1,603,045

Total Short-Term Securities — 1.4% (Cost: $17,496,044)		17,513,025

Total Investments — 100.8% (Cost: $923,704,189)		1,282,325,782

Liabilities in Excess of Other Assets — (0.8)%		(10,548,535)

Net Assets — 100.0%		$1,271,777,247

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

24

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,893,139	$24,113	(a)	$—		$(1,966)	$(5,306)	$15,909,980	15,898,851	$41,350	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,994,749	—		(2,391,704	)(a)	—	—	1,603,045	1,603,045	1,804		—
BlackRock, Inc	3,237,306	52,720		—		—	133,261	3,423,287	5,713	20,437		—
iShares Russell 3000 ETF	4,927,513	14,079,390		(14,992,501)		469,501	(171,395)	4,312,508	22,468	19,939		—
PennyMac Financial Services, Inc.(c)	59,189	12,876		(13,164)		3,741	26,344	88,986	1,751	262		—
PennyMac Mortgage Investment Trust(c)	84,358	14,559		—		—	(39,441)	59,476	3,973	1,589		—

						$471,276	$(56,537)	$25,397,282		$85,381		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	12	12/18/20	$922	$6,965
S&P 500 E-Mini Index	35	12/18/20	5,713	(74,707)

				$(67,742)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

25

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,260,205,998	$—	$293,459	$1,260,499,457
Investment Companies	4,312,508	—	—	4,312,508
Warrants	792	—	—	792
Short-Term Securities
Money Market Funds	17,513,025	—	—	17,513,025

	$1,282,032,323	$—	$293,459	$1,282,325,782

Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,965	$—	$—	$6,965
Liabilities
Equity Contracts	(74,707)	—	—	(74,707)

	$(67,742)	$—	$—	$(67,742)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

26